UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2023

Becky L. Park

The American Funds Income Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

U.S. Government Securities Fund® Semi-annual report for the six months ended February 28, 2023

Seeking stability in
uncertain markets

U.S. Government Securities Fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 and Class A shares at net asset value. If a sales charge (maximum 3.75% for Class A shares) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2023 (the most recent calendar quarter-end):

	1 year	5 years	10 years

Class F-2 shares	–4.75%	1.52%	1.31%
Class A shares (reflecting 3.75% maximum sales charge)	–8.59	0.47	0.66

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.34% for Class F-2 shares and 0.60% for Class A shares as of the prospectus dated November 1, 2022.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield for Class F-2 shares as of February 28, 2023, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.04%. The fund’s 12-month distribution rate for Class F-2 shares as of that date was 2.97%. The 30-day yield for Class A shares as of February 28, 2022, was 1.63%. The distribution rate for Class A shares as of that date was 2.58%. Class A share results reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fund shares of U.S. Government Securities Fund are not guaranteed by the U.S. government.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for U.S. Government Securities Fund for the periods ended February 28, 2023, are shown in the table below, as well as results of the fund’s benchmark and peer group index.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/ GVTFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

17	Financial statements

20	Notes to financial statements

32	Financial highlights

Results at a glance

(for periods ended February 28, 2023, with all distributions reinvested)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

U.S. Government Securities Fund (Class F-2 shares)[2]	–3.48%	–9.63%	1.08%	1.03%	5.11%
U.S. Government Securities Fund (Class A shares)	–3.69	–9.95	0.78	0.75	4.82
Bloomberg U.S. Government/Mortgage-Backed Securities Index[3]	–2.56	–9.61	0.22	0.73	5.48
Lipper General U.S. Government Funds Average[4]	–3.41	–10.77	–0.14	0.23	4.87

Past results are not predictive of results in future periods.

[1]	Lifetime returns are as of October 17, 1985, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	Bloomberg U.S. Government/Mortgage-Backed Securities Index is a market value-weighted index that covers fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and the mortgage-backed pass-through securities of the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Government National Mortgage Association. This index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Source: Bloomberg Index Services Ltd.
[4]	Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic, and averages may have few funds, especially over longer periods. Source: Refinitiv Lipper. Refer to the Quarterly Statistical Update, available on our website, for the number of funds included in the Lipper category for each fund’s lifetime.

U.S. Government Securities Fund	1

Investment portfolio February 28, 2023	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	46.98%
AAA/Aaa	44.26
AA/Aa	.11
Short-term securities & other assets less liabilities	8.65
*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 91.35%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 45.04%
U.S. Treasury inflation-protected securities 21.53%
U.S. Treasury Inflation-Protected Security 0.625% 4/15/2023[1]	USD	403,926	$405,996
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2023[1]		305,919	307,723
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2024[1]		72,430	71,760
U.S. Treasury Inflation-Protected Security 0.50% 4/15/2024[1]		174,931	172,014
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2024[1]		726,737	711,446
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[1]		318,496	310,001
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[1]		88,549	85,060
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[1]		683,742	662,038
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[1]		116,427	111,567
U.S. Treasury Inflation-Protected Security 0.625% 1/15/2026[1]		26,821	25,888
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026[1]		181,024	171,203
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[1]		328,171	309,754
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[1]		65,337	61,047
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027[1]		188,116	187,964
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031[1]		216,651	193,949
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[1]		56,313	49,748
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[1]		3,727	4,021
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[1,2]		112,370	96,334
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[1]		43,754	36,229
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[1]		58,272	50,361
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[1]		1,807	1,272
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[1]		67,147	45,099
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[1]		17,409	11,648
			4,082,122

U.S. Treasury 23.51%
U.S. Treasury 0.50% 3/15/2023		30,000	29,956
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.034%) 4.811% 4/30/2023[3]		50,000	50,014
U.S. Treasury 2.75% 5/31/2023		9,293	9,246
U.S. Treasury 2.625% 6/30/2023		30,888	30,663
U.S. Treasury 0.375% 10/31/2023		773	749
U.S. Treasury 2.875% 10/31/2023		16,500	16,260
U.S. Treasury 0.50% 11/30/2023		89,721	86,714
U.S. Treasury 2.875% 11/30/2023		1,080	1,062

2	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 0.125% 12/15/2023	USD	56,387	$54,228
U.S. Treasury 2.25% 12/31/2023		16,172	15,794
U.S. Treasury 0.125% 1/15/2024		35,000	33,514
U.S. Treasury 0.875% 1/31/2024		95,000	91,390
U.S. Treasury 2.50% 1/31/2024		314,000	306,654
U.S. Treasury 1.50% 2/29/2024		4,538	4,379
U.S. Treasury 0.375% 4/15/2024		100,000	94,864
U.S. Treasury 2.00% 4/30/2024		72,000	69,460
U.S. Treasury 2.00% 5/31/2024		17,400	16,747
U.S. Treasury 1.75% 6/30/2024		38,572	36,929
U.S. Treasury 2.00% 6/30/2024		45,000	43,200
U.S. Treasury 3.00% 7/31/2024		44,000	42,756
U.S. Treasury 1.50% 10/31/2024		500	473
U.S. Treasury 1.50% 11/30/2024[2]		18,000	16,977
U.S. Treasury 1.75% 12/31/2024		18,000	17,022
U.S. Treasury 4.25% 12/31/2024		159,866	158,061
U.S. Treasury 4.125% 1/31/2025		229,124	226,143
U.S. Treasury 2.875% 5/31/2025		500	480
U.S. Treasury 3.00% 7/15/2025		1,015	977
U.S. Treasury 3.125% 8/15/2025		32,000	30,890
U.S. Treasury 0.25% 8/31/2025		500	449
U.S. Treasury 3.00% 9/30/2025		28,160	27,069
U.S. Treasury 3.00% 10/31/2025		13,284	12,760
U.S. Treasury 4.50% 11/15/2025		50,456	50,368
U.S. Treasury 0.375% 11/30/2025		1,320	1,179
U.S. Treasury 1.625% 2/15/2026		22,950	21,139
U.S. Treasury 0.50% 2/28/2026		20,000	17,781
U.S. Treasury 2.25% 3/31/2026		5,200	4,874
U.S. Treasury 2.375% 4/30/2026		50,000	46,980
U.S. Treasury 0.75% 5/31/2026		82,000	72,909
U.S. Treasury 1.375% 8/31/2026		25,000	22,570
U.S. Treasury 0.875% 9/30/2026		53,740	47,532
U.S. Treasury 1.25% 12/31/2026		203,960	181,821
U.S. Treasury 1.50% 1/31/2027		28,000	25,160
U.S. Treasury 1.875% 2/28/2027		18,680	17,007
U.S. Treasury 2.75% 4/30/2027		48,950	46,063
U.S. Treasury 2.375% 5/15/2027		10,000	9,266
U.S. Treasury 2.625% 5/31/2027		3,000	2,807
U.S. Treasury 0.50% 6/30/2027		14,000	11,931
U.S. Treasury 3.25% 6/30/2027		36,300	34,823
U.S. Treasury 2.75% 7/31/2027		174,576	163,966
U.S. Treasury 0.50% 8/31/2027		58,455	49,565
U.S. Treasury 0.375% 9/30/2027		70,750	59,506
U.S. Treasury 4.125% 9/30/2027		15,100	15,017
U.S. Treasury 0.50% 10/31/2027		18,790	15,851
U.S. Treasury 0.625% 11/30/2027		3,100	2,626
U.S. Treasury 3.875% 11/30/2027		44,000	43,358
U.S. Treasury 3.875% 12/31/2027		166,000	163,520
U.S. Treasury 0.75% 1/31/2028		2,900	2,461
U.S. Treasury 1.25% 5/31/2028		6,300	5,440
U.S. Treasury 1.25% 6/30/2028		59,360	51,155
U.S. Treasury 1.75% 1/31/2029		25,000	21,893
U.S. Treasury 2.875% 4/30/2029		12,000	11,186
U.S. Treasury 2.625% 7/31/2029		63,533	58,259
U.S. Treasury 3.875% 12/31/2029		36,000	35,557
U.S. Treasury 3.50% 1/31/2030		127,000	122,587
U.S. Treasury 0.625% 5/15/2030		30,880	24,419
U.S. Treasury 6.25% 5/15/2030		5,250	5,969
U.S. Treasury 0.625% 8/15/2030		14,510	11,410
U.S. Treasury 1.625% 5/15/2031		173,244	145,647
U.S. Treasury 1.375% 11/15/2031		20,000	16,282
U.S. Treasury 1.875% 2/15/2032		15,000	12,709
U.S. Treasury 5.00% 5/15/2037		1,500	1,677
U.S. Treasury 1.125% 5/15/2040		28,200	17,854
U.S. Treasury 1.125% 8/15/2040		144,100	90,822
U.S. Treasury 1.375% 11/15/2040		4,914	3,227
U.S. Treasury 1.875% 2/15/2041		46,291	33,075

U.S. Government Securities Fund	3

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 2.25% 5/15/2041	USD	44,863		$34,108
U.S. Treasury 1.75% 8/15/2041		55,890		38,755
U.S. Treasury 2.00% 11/15/2041		8,620		6,226
U.S. Treasury 3.125% 11/15/2041		10,000		8,742
U.S. Treasury 3.25% 5/15/2042		42,000		37,135
U.S. Treasury 2.75% 8/15/2042		6,000		4,893
U.S. Treasury 2.75% 11/15/2042		20,000		16,265
U.S. Treasury 2.875% 5/15/2043		10,880		9,010
U.S. Treasury 3.375% 5/15/2044		18,500		16,519
U.S. Treasury 2.50% 2/15/2045		60,000		45,888
U.S. Treasury 3.00% 5/15/2045		3,350		2,800
U.S. Treasury 2.875% 8/15/2045		5,000		4,083
U.S. Treasury 3.00% 11/15/2045		3,500		2,921
U.S. Treasury 2.50% 5/15/2046		50,000		38,056
U.S. Treasury 3.00% 2/15/2047		29,425		24,523
U.S. Treasury 2.75% 8/15/2047		3,000		2,388
U.S. Treasury 2.75% 11/15/2047		7,250		5,773
U.S. Treasury 3.00% 2/15/2048		9,435		7,875
U.S. Treasury 3.125% 5/15/2048		6,500		5,555
U.S. Treasury 3.375% 11/15/2048		28,375		25,411
U.S. Treasury 3.00% 2/15/2049		6,000		5,025
U.S. Treasury 2.875% 5/15/2049[2]		94,000		76,963
U.S. Treasury 2.25% 8/15/2049		16,800		12,062
U.S. Treasury 2.375% 11/15/2049		36,260		26,785
U.S. Treasury 2.00% 2/15/2050		67,360		45,568
U.S. Treasury 1.25% 5/15/2050[2]		177,750		98,741
U.S. Treasury 1.375% 8/15/2050		63,180		36,271
U.S. Treasury 1.625% 11/15/2050[2]		292,196		179,254
U.S. Treasury 1.875% 2/15/2051		52,054		34,036
U.S. Treasury 2.375% 5/15/2051		21,100		15,512
U.S. Treasury 2.00% 8/15/2051		76,123		51,239
U.S. Treasury 1.875% 11/15/2051		18,120		11,804
U.S. Treasury 2.25% 2/15/2052		500		357
U.S. Treasury 2.875% 5/15/2052		42,000		34,431
U.S. Treasury 3.00% 8/15/2052		89,350		75,199
U.S. Treasury 4.00% 11/15/2052[2]		89,550		91,145
U.S. Treasury, principal only, 0% 8/15/2047[2]		1,000		378
				4,456,824

Total U.S. Treasury bonds & notes				8,538,946

Mortgage-backed obligations 44.37%
Federal agency mortgage-backed obligations 44.37%
Fannie Mae Pool #256708 6.50% 3/1/2027[4]		9		9
Fannie Mae Pool #256993 6.50% 11/1/2027[4]		81		83
Fannie Mae Pool #257055 6.50% 12/1/2027[4]		150		154
Fannie Mae Pool #AL9870 6.50% 2/1/2028[4]		24		24
Fannie Mae Pool #437138 6.50% 8/1/2028[4]		—	[5]	—	[5]
Fannie Mae Pool #AD0329 6.50% 9/1/ 2028[4]		8		8
Fannie Mae Pool #AL5156 6.50% 2/1/2029[4]		350		359
Fannie Mae Pool #AY1948 3.50% 1/1/2030[4]		97		93
Fannie Mae Pool #AZ0554 3.50% 10/1/2030[4]		122		117
Fannie Mae Pool #735571 8.00% 11/1/2031[4]		53		53
Fannie Mae Pool #555254 6.50% 1/1/2033[4]		—	[5]	—	[5]
Fannie Mae Pool #CA1442 3.00% 3/1/2033[4]		445		417
Fannie Mae Pool #BJ5302 3.00% 3/1/2033[4]		299		280
Fannie Mae Pool #695412 5.00% 6/1/2033[4]		4		4
Fannie Mae Pool #BN3172 4.00% 1/1/2034[4]		10		10
Fannie Mae Pool #BN1085 4.00% 1/1/2034[4]		8		7
Fannie Mae Pool #BO6247 2.50% 12/1/2034[4]		4,274		3,927
Fannie Mae Pool #AD3566 5.00% 10/1/2035[4]		41		41
Fannie Mae Pool #AS6870 4.00% 3/1/2036[4]		2,119		2,034
Fannie Mae Pool #MA2588 4.00% 4/1/2036[4]		4,022		3,860
Fannie Mae Pool #MA2717 4.00% 8/1/2036[4]		3,475		3,335
Fannie Mae Pool #MA2746 4.00% 9/1/2036[4]		3,200		3,072
Fannie Mae Pool #MA2787 4.00% 10/1/2036[4]		6,467		6,206
Fannie Mae Pool #898565 6.50% 10/1/2036[4]		—	[5]	—	[5]
Fannie Mae Pool #MA2819 4.00% 11/1/2036[4]		394		378

4	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA2856 4.00% 12/1/2036[4]	USD	9		$9
Fannie Mae Pool #888372 6.50% 4/1/2037[4]		12		13
Fannie Mae Pool #256810 6.50% 7/1/2037[4]		26		27
Fannie Mae Pool #256828 7.00% 7/1/2037[4]		14		14
Fannie Mae Pool #MA3099 4.00% 8/1/2037[4]		3,039		2,916
Fannie Mae Pool #256860 6.50% 8/1/2037[4]		36		37
Fannie Mae Pool #888873 6.50% 8/1/2037[4]		—	[5]	—	[5]
Fannie Mae Pool #947337 6.50% 10/1/2037[4]		1		1
Fannie Mae Pool #888698 7.00% 10/1/2037[4]		40		42
Fannie Mae Pool #954832 6.50% 1/1/2038[4]		1		1
Fannie Mae Pool #970343 6.00% 2/1/2038[4]		32		32
Fannie Mae Pool #889388 7.00% 3/1/2038[4]		134		138
Fannie Mae Pool #AL1308 6.50% 5/1/2039[4]		1		1
Fannie Mae Pool #931768 5.00% 8/1/2039[4]		12		13
Fannie Mae Pool #AC0794 5.00% 10/1/2039[4]		135		136
Fannie Mae Pool #932606 5.00% 2/1/2040[4]		58		58
Fannie Mae Pool #AH0351 4.50% 2/1/2041[4]		244		242
Fannie Mae Pool #AI1862 5.00% 5/1/2041[4]		678		684
Fannie Mae Pool #AI3510 5.00% 6/1/2041[4]		371		375
Fannie Mae Pool #AE1248 5.00% 6/1/2041[4]		221		223
Fannie Mae Pool #MA4387 2.00% 7/1/2041[4]		2,038		1,740
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[4]		315		318
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[4]		259		249
Fannie Mae Pool #AE1274 5.00% 10/1/2041[4]		55		56
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[4]		228		230
Fannie Mae Pool #AE1277 5.00% 11/1/2041[4]		121		122
Fannie Mae Pool #MA4501 2.00% 12/1/2041[4]		51,330		43,360
Fannie Mae Pool #AE1283 5.00% 12/1/2041[4]		64		64
Fannie Mae Pool #AJ9327 3.50% 1/1/2042[4]		27		25
Fannie Mae Pool #MA4540 2.00% 2/1/2042[4]		18,252		15,488
Fannie Mae Pool #AE1290 5.00% 2/1/2042[4]		40		41
Fannie Mae Pool #MA4570 2.00% 3/1/2042[4]		10,331		8,728
Fannie Mae Pool #MA4586 2.00% 4/1/2042[4]		3,258		2,750
Fannie Mae Pool #AR1512 3.50% 1/1/2043[4]		274		257
Fannie Mae Pool #AT0412 3.50% 3/1/2043[4]		126		118
Fannie Mae Pool #AT0300 3.50% 3/1/2043[4]		46		43
Fannie Mae Pool #AT3954 3.50% 4/1/2043[4]		76		71
Fannie Mae Pool #AT5898 3.00% 6/1/2043[4]		8,043		7,285
Fannie Mae Pool #AL3829 3.50% 6/1/2043[4]		1,217		1,145
Fannie Mae Pool #AT7161 3.50% 6/1/2043[4]		308		289
Fannie Mae Pool #AX8521 3.50% 12/1/2044[4]		185		173
Fannie Mae Pool #AY1829 3.50% 12/1/2044[4]		73		68
Fannie Mae Pool #BE5009 3.50% 1/1/2045[4]		374		350
Fannie Mae Pool #BE5017 3.50% 2/1/2045[4]		677		632
Fannie Mae Pool #FM9416 3.50% 7/1/2045[4]		140,184		130,079
Fannie Mae Pool #AY3880 4.00% 11/1/2045[4]		75		73
Fannie Mae Pool #BC3465 4.00% 2/1/2046[4]		7		6
Fannie Mae Pool #AS8310 3.00% 11/1/2046[4]		138		125
Fannie Mae Pool #MA2833 3.00% 12/1/2046[4]		6,582		5,940
Fannie Mae Pool #BD2440 3.50% 1/1/2047[4]		387		359
Fannie Mae Pool #AS8804 3.50% 2/1/2047[4]		11,168		10,357
Fannie Mae Pool #BM1179 3.00% 4/1/2047[4]		140		126
Fannie Mae Pool #BE8740 3.50% 5/1/2047[4]		607		564
Fannie Mae Pool #BE8742 3.50% 5/1/2047[4]		177		166
Fannie Mae Pool #BH2846 3.50% 5/1/2047[4]		82		76
Fannie Mae Pool #BH2848 3.50% 5/1/2047[4]		73		68
Fannie Mae Pool #BH2847 3.50% 5/1/2047[4]		39		36
Fannie Mae Pool #BH3122 4.00% 6/1/2047[4]		51		50
Fannie Mae Pool #CA0770 3.50% 11/1/2047[4]		8,986		8,328
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[4]		1,513		1,459
Fannie Mae Pool #BJ4342 4.00% 1/1/2048[4]		135		129
Fannie Mae Pool #BJ6169 4.00% 1/1/2048[4]		39		37
Fannie Mae Pool #BJ8318 4.50% 1/1/2048[4]		174		170
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[4]		462		430
Fannie Mae Pool #BK5232 4.00% 5/1/2048[4]		754		727
Fannie Mae Pool #BK6840 4.00% 6/1/2048[4]		1,056		1,018
Fannie Mae Pool #BK9743 4.00% 8/1/2048[4]		312		301

U.S. Government Securities Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BK9761 4.50% 8/1/2048[4]	USD	134	$134
Fannie Mae Pool #BN1172 4.50% 11/1/2048[4]		156	152
Fannie Mae Pool #CA2850 4.00% 12/1/2048[4]		1,908	1,847
Fannie Mae Pool #FM2656 3.50% 1/1/2049[4]		2,368	2,196
Fannie Mae Pool #BF0320 5.50% 1/1/2049[4]		3,639	3,800
Fannie Mae Pool #FM3280 3.50% 5/1/2049[4]		36,593	34,105
Fannie Mae Pool #BN6708 3.50% 6/1/2049[4]		11,571	10,732
Fannie Mae Pool #FM1062 3.50% 6/1/2049[4]		4,631	4,311
Fannie Mae Pool #FM1220 3.50% 7/1/2049[4]		2,882	2,670
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[4]		1,213	1,128
Fannie Mae Pool #FM1505 3.00% 9/1/2049[4]		11,442	10,214
Fannie Mae Pool #CA4151 3.50% 9/1/2049[4]		6,163	5,741
Fannie Mae Pool #FM1443 3.50% 9/1/2049[4]		3,463	3,218
Fannie Mae Pool #BO2264 3.00% 10/1/2049[4]		38,018	33,821
Fannie Mae Pool #BO2890 3.00% 11/1/2049[4]		2,345	2,093
Fannie Mae Pool #FM2179 3.00% 1/1/2050[4]		11,158	9,971
Fannie Mae Pool #FM2389 3.50% 2/1/2050[4]		1,972	1,828
Fannie Mae Pool #FM2822 3.00% 3/1/2050[4]		7,093	6,326
Fannie Mae Pool #CA5338 3.00% 3/1/2050[4]		5,812	5,168
Fannie Mae Pool #FM2777 3.00% 3/1/2050[4]		3,364	3,000
Fannie Mae Pool #FM2664 3.50% 3/1/2050[4]		22,711	20,904
Fannie Mae Pool #CA5539 3.00% 4/1/2050[4]		14,060	12,539
Fannie Mae Pool #CA5968 2.50% 6/1/2050[4]		2,374	2,037
Fannie Mae Pool #CA6593 2.50% 8/1/2050[4]		11,004	9,467
Fannie Mae Pool #BP6715 2.00% 9/1/2050[4]		4	3
Fannie Mae Pool #CA7325 2.00% 10/1/2050[4]		4,616	3,830
Fannie Mae Pool #CA7257 2.50% 10/1/2050[4]		2,302	1,981
Fannie Mae Pool #CA7606 3.00% 11/1/2050[4]		43,999	39,431
Fannie Mae Pool #MA4208 2.00% 12/1/2050[4]		2,713	2,222
Fannie Mae Pool #CA8828 2.50% 2/1/2051[4]		10,082	8,669
Fannie Mae Pool #FM6548 2.00% 3/1/2051[4]		11,026	9,124
Fannie Mae Pool #CB0290 2.00% 4/1/2051[4]		10,949	8,960
Fannie Mae Pool #MA4305 2.00% 4/1/2051[4]		127	104
Fannie Mae Pool #CB0041 3.00% 4/1/2051[4]		33,563	30,071
Fannie Mae Pool #BR1035 2.00% 5/1/2051[4]		75	61
Fannie Mae Pool #CB0457 2.50% 5/1/2051[4]		6,136	5,241
Fannie Mae Pool #FM7694 3.00% 6/1/2051[4]		33,786	30,087
Fannie Mae Pool #FM7687 3.00% 6/1/2051[4]		3,089	2,756
Fannie Mae Pool #FM7900 2.50% 7/1/2051[4]		2,301	1,974
Fannie Mae Pool #CB1304 3.00% 8/1/2051[4]		347	309
Fannie Mae Pool #CB1527 2.50% 9/1/2051[4]		8,340	7,082
Fannie Mae Pool #BU3295 2.50% 10/1/2051[4]		14,708	12,495
Fannie Mae Pool #FS0965 2.00% 11/1/2051[4]		599	492
Fannie Mae Pool #FM9492 2.50% 11/1/2051[4]		14,351	12,303
Fannie Mae Pool #FM9694 2.50% 11/1/2051[4]		7,050	6,061
Fannie Mae Pool #CB2292 3.00% 11/1/2051[4]		20,515	18,284
Fannie Mae Pool #FM9632 3.00% 11/1/2051[4]		15,214	13,513
Fannie Mae Pool #FM9631 3.00% 11/1/2051[4]		6,462	5,750
Fannie Mae Pool #FS0433 2.50% 12/1/2051[4]		44,360	38,605
Fannie Mae Pool #CB2286 2.50% 12/1/2051[4]		14,950	12,788
Fannie Mae Pool #CB2371 2.50% 12/1/2051[4]		8,244	7,067
Fannie Mae Pool #FM9804 2.50% 12/1/2051[4]		7,552	6,480
Fannie Mae Pool #CB2319 2.50% 12/1/2051[4]		3,196	2,734
Fannie Mae Pool #CB2372 2.50% 12/1/2051[4]		1,539	1,317
Fannie Mae Pool #BT9510 2.50% 12/1/2051[4]		1,213	1,039
Fannie Mae Pool #BT9483 2.50% 12/1/2051[4]		1,213	1,037
Fannie Mae Pool #CB2414 3.00% 12/1/2051[4]		44,659	39,806
Fannie Mae Pool #CB2293 3.00% 12/1/2051[4]		20,421	18,152
Fannie Mae Pool #FM9976 3.00% 12/1/2051[4]		10,426	9,327
Fannie Mae Pool #FS0235 2.50% 1/1/2052[4]		996	845
Fannie Mae Pool #CB2544 3.00% 1/1/2052[4]		21,266	18,872
Fannie Mae Pool #BV3076 2.00% 2/1/2052[4]		9,481	7,745
Fannie Mae Pool #CB2765 2.00% 2/1/2052[4]		7,798	6,419
Fannie Mae Pool #FS0523 2.50% 2/1/2052[4]		2,378	2,033
Fannie Mae Pool #FS0647 3.00% 2/1/2052[4]		6,293	5,621
Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]		6,200	5,058
Fannie Mae Pool #FS1598 2.00% 4/1/2052[4]		2,989	2,440

6	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV6617 3.50% 4/1/2052[4]	USD	1,468	$1,339
Fannie Mae Pool #MA4600 3.50% 5/1/2052[4]		6,944	6,329
Fannie Mae Pool #CB3606 3.50% 5/1/2052[4]		3,484	3,176
Fannie Mae Pool #BV8608 3.50% 5/1/2052[4]		2,000	1,824
Fannie Mae Pool #CB3760 3.50% 5/1/2052[4]		2,000	1,822
Fannie Mae Pool #FS1790 4.00% 5/1/2052[4]		924	869
Fannie Mae Pool #BU8723 3.50% 6/1/2052[4]		2,000	1,823
Fannie Mae Pool #BW2936 3.50% 6/1/2052[4]		1,146	1,045
Fannie Mae Pool #CB3774 4.00% 6/1/2052[4]		39,528	37,161
Fannie Mae Pool #CB4159 4.00% 7/1/2052[4]		5,669	5,327
Fannie Mae Pool #BV7903 3.50% 8/1/2052[4]		2,000	1,823
Fannie Mae Pool #BW7293 3.50% 8/1/2052[4]		541	493
Fannie Mae Pool #BW7325 3.50% 8/1/2052[4]		496	452
Fannie Mae Pool #BV8024 4.00% 8/1/2052[4]		7,109	6,682
Fannie Mae Pool #MA4700 4.00% 8/1/2052[4]		1,272	1,196
Fannie Mae Pool #BW6180 4.00% 8/1/2052[4]		499	470
Fannie Mae Pool #BW3035 4.50% 8/1/2052[4]		2,157	2,080
Fannie Mae Pool #BW1196 3.50% 9/1/2052[4]		1,000	911
Fannie Mae Pool #BW9183 3.50% 9/1/2052[4]		625	569
Fannie Mae Pool #MA4732 4.00% 9/1/2052[4]		28,722	26,993
Fannie Mae Pool #BW7326 4.00% 9/1/2052[4]		6,112	5,744
Fannie Mae Pool #BW9348 4.00% 9/1/2052[4]		5,325	5,005
Fannie Mae Pool #BW8103 4.00% 9/1/2052[4]		4,961	4,663
Fannie Mae Pool #BW7772 4.00% 9/1/2052[4]		113	106
Fannie Mae Pool #MA4733 4.50% 9/1/2052[4]		6,898	6,654
Fannie Mae Pool #BW8497 4.50% 9/1/2052[4]		6,674	6,462
Fannie Mae Pool #BW8088 5.00% 9/1/2052[4]		1,024	1,008
Fannie Mae Pool #BW8980 4.00% 10/1/2052[4]		20,601	19,361
Fannie Mae Pool #BW1210 4.00% 10/1/2052[4]		14,809	13,918
Fannie Mae Pool #BW7356 4.00% 10/1/2052[4]		12,455	11,706
Fannie Mae Pool #MA4783 4.00% 10/1/2052[4]		12,200	11,466
Fannie Mae Pool #BX0509 4.00% 10/1/2052[4]		5,289	4,971
Fannie Mae Pool #BW8987 4.00% 10/1/2052[4]		4,884	4,590
Fannie Mae Pool #MA4784 4.50% 10/1/2052[4]		62,851	60,627
Fannie Mae Pool #BW1215 4.50% 10/1/2052[4]		9,896	9,545
Fannie Mae Pool #BV0961 4.50% 10/1/2052[4]		2,356	2,273
Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]		15,452	15,207
Fannie Mae Pool #BX0902 5.00% 10/1/2052[4]		113	111
Fannie Mae Pool #MA4786 5.50% 10/1/2052[4]		16,404	16,407
Fannie Mae Pool #MA4820 6.50% 10/1/2052[4]		282	290
Fannie Mae Pool #MA4803 3.50% 11/1/2052[4]		11,601	10,571
Fannie Mae Pool #BW1310 4.00% 11/1/2052[4]		5,592	5,256
Fannie Mae Pool #BW1299 4.00% 11/1/2052[4]		3,630	3,411
Fannie Mae Pool #BX3994 4.00% 11/1/2052[4]		921	866
Fannie Mae Pool #BX1334 4.00% 11/1/2052[4]		876	823
Fannie Mae Pool #BV7554 4.00% 11/1/2052[4]		171	161
Fannie Mae Pool #BX1342 4.50% 11/1/2052[4]		2,295	2,214
Fannie Mae Pool #BX1766 5.00% 11/1/2052[4]		1,258	1,238
Fannie Mae Pool #BX1274 5.50% 11/1/2052[4]		257	257
Fannie Mae Pool #BW1340 6.50% 11/1/2052[4]		1,996	2,049
Fannie Mae Pool #BW1385 4.00% 12/1/2052[4]		11,913	11,196
Fannie Mae Pool #BX3198 4.00% 12/1/2052[4]		4,085	3,839
Fannie Mae Pool #MA4839 4.00% 12/1/2052[4]		1,982	1,862
Fannie Mae Pool #BW5055 4.00% 12/1/2052[4]		864	812
Fannie Mae Pool #MA4841 5.00% 12/1/2052[4]		391	385
Fannie Mae Pool #BX4020 5.00% 12/1/2052[4]		219	215
Fannie Mae Pool #BX0777 6.50% 12/1/2052[4]		3,811	3,913
Fannie Mae Pool #BX4264 6.50% 12/1/2052[4]		2,264	2,324
Fannie Mae Pool #MA4877 6.50% 12/1/2052[4]		1,040	1,067
Fannie Mae Pool #BX4022 6.50% 12/1/2052[4]		985	1,011
Fannie Mae Pool #BX1071 6.50% 12/1/2052[4]		827	849
Fannie Mae Pool #CB5779 6.50% 12/1/2052[4]		667	685
Fannie Mae Pool #BX3769 6.50% 12/1/2052[4]		448	460
Fannie Mae Pool #BX4006 6.50% 12/1/2052[4]		149	153
Fannie Mae Pool #BW5071 3.50% 1/1/2053[4]		6,749	6,152
Fannie Mae Pool #BX3206 3.50% 1/1/2053[4]		5,701	5,195
Fannie Mae Pool #MA4866 4.00% 1/1/2053[4]		156	146

U.S. Government Securities Fund	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4869 5.50% 1/1/2053[4]	USD	7,635		$7,632
Fannie Mae Pool #MA4895 6.50% 1/1/2053[4]		304,423		312,334
Fannie Mae Pool #BX3965 6.50% 1/1/2053[4]		2,286		2,346
Fannie Mae Pool #BX6218 6.50% 1/1/2053[4]		1,845		1,893
Fannie Mae Pool #BX5932 6.50% 1/1/2053[4]		941		966
Fannie Mae Pool #BX5903 6.50% 1/1/2053[4]		935		960
Fannie Mae Pool #BX5717 6.50% 1/1/2053[4]		384		394
Fannie Mae Pool #MA4933 3.50% 2/1/2053[4]		3,031		2,762
Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]		3,872		3,870
Fannie Mae Pool #FS3759 6.00% 2/1/2053[4]		12,067		12,461
Fannie Mae Pool #MA4928 6.50% 2/1/2053[4]		112,438		115,360
Fannie Mae Pool #BX7703 6.50% 2/1/2053[4]		7,870		8,075
Fannie Mae Pool #BX3256 6.50% 2/1/2053[4]		883		906
Fannie Mae Pool #MA4963 3.50% 3/1/2053[4]		8,763		7,984
Fannie Mae Pool #MA4962 4.00% 3/1/2053[4]		1,866		1,754
Fannie Mae Pool #MA4943 6.50% 3/1/2053[4]		78,710		80,832
Fannie Mae Pool #BF0141 5.50% 9/1/2056[4]		426		441
Fannie Mae Pool #BF0379 3.50% 4/1/2059[4]		19,986		18,401
Fannie Mae Pool #BM6693 3.50% 8/1/2059[4]		7,965		7,334
Fannie Mae Pool #BF0481 3.50% 6/1/2060[4]		13,965		12,859
Fannie Mae Pool #BF0480 3.50% 6/1/2060[4]		8,881		8,177
Fannie Mae Pool #BF0497 3.00% 7/1/2060[4]		26,507		23,282
Fannie Mae Pool #BF0585 4.50% 12/1/2061[4]		5,452		5,317
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[3,4]		—	[5]	—	[5]
Fannie Mae, Series 2001-25, Class ZA, 6.50% 6/25/2031[4]		80		81
Fannie Mae, Series 2006-65, Class PF, (1-month USD-LIBOR + 0.28%) 4.897% 7/25/2036[3,4]		272		270
Fannie Mae, Series 1999-T2, Class A1, 7.50% 1/19/2039[3,4]		86		86
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[4]		33		33
Fannie Mae, Series 2013-M12, Class APT, Multi Family, 2.553% 3/25/2023[3,4]		118		118
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.128% 7/25/2023[3,4]		548		543
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 1/25/2024[3,4]		1,324		1,300
Fannie Mae, Series 2017-M3, Class AV2, Multi Family, 2.538% 5/25/2024[3,4]		751		733
Fannie Mae, Series 2017-M10, Class AV2, Multi Family, 2.54% 7/25/2024[3,4]		1,391		1,348
Fannie Mae, Series 2017-M15, Class AV2, Multi Family, 2.564% 11/25/2024[3,4]		888		854
Fannie Mae, Series 2016-M5, Class A1, Multi Family, 2.073% 4/25/2026[4]		615		600
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 7/25/2036[4]		246		206
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 9/25/2036[4]		374		316
Freddie Mac Pool #QS0124 1.50% 11/1/2030[4]		442		400
Freddie Mac Pool #ZS1044 6.50% 2/1/2036[4]		1		1
Freddie Mac Pool #ZI5486 6.50% 9/1/2036[4]		2		2
Freddie Mac Pool #C91909 4.00% 11/1/2036[4]		56		54
Freddie Mac Pool #1H1354 4.336% 11/1/2036[3,4]		64		66
Freddie Mac Pool #ZI7575 6.50% 6/1/2038[4]		1		1
Freddie Mac Pool #G06459 5.00% 5/1/2041[4]		1,201		1,214
Freddie Mac Pool #QK1181 2.00% 11/1/2041[4]		7,133		6,052
Freddie Mac Pool #RB5138 2.00% 12/1/2041[4]		48,198		40,893
Freddie Mac Pool #RB5145 2.00% 2/1/2042[4]		9,748		8,272
Freddie Mac Pool #RB5148 2.00% 3/1/2042[4]		41,578		35,102
Freddie Mac Pool #RB5153 2.00% 4/1/2042[4]		12,659		10,695
Freddie Mac Pool #Q15874 4.00% 2/1/2043[4]		33		32
Freddie Mac Pool #Q17696 3.50% 4/1/2043[4]		301		283
Freddie Mac Pool #Q18236 3.50% 5/1/2043[4]		429		403
Freddie Mac Pool #Q19133 3.50% 6/1/2043[4]		337		316
Freddie Mac Pool #G61082 3.00% 7/1/2043[4]		3,555		3,224
Freddie Mac Pool #Q28558 3.50% 9/1/2044[4]		1,518		1,422
Freddie Mac Pool #760012 3.113% 4/1/2045[3,4]		979		946
Freddie Mac Pool #760013 3.208% 4/1/2045[3,4]		560		544
Freddie Mac Pool #760014 2.739% 8/1/2045[3,4]		688		662
Freddie Mac Pool #G60238 3.50% 10/1/2045[4]		8,485		7,930
Freddie Mac Pool #Z40130 3.00% 1/1/2046[4]		1,589		1,430
Freddie Mac Pool #G60744 3.50% 7/1/2046[4]		1,898		1,766
Freddie Mac Pool #G67700 3.50% 8/1/2046[4]		3,137		2,925
Freddie Mac Pool #760015 2.574% 1/1/2047[3,4]		1,594		1,504
Freddie Mac Pool #Q47615 3.50% 4/1/2047[4]		538		498
Freddie Mac Pool #Q51622 3.50% 10/1/2047[4]		625		580
Freddie Mac Pool #Q52069 3.50% 11/1/2047[4]		810		753

8	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #ZT0538 3.50% 3/1/2048[4]	USD	1,655	$1,526
Freddie Mac Pool #Q54709 3.50% 3/1/2048[4]		602	559
Freddie Mac Pool #Q54701 3.50% 3/1/2048[4]		592	551
Freddie Mac Pool #Q55056 3.50% 3/1/2048[4]		461	427
Freddie Mac Pool #Q54700 3.50% 3/1/2048[4]		422	393
Freddie Mac Pool #Q54781 3.50% 3/1/2048[4]		377	352
Freddie Mac Pool #Q54782 3.50% 3/1/2048[4]		366	340
Freddie Mac Pool #Q54699 3.50% 3/1/2048[4]		217	203
Freddie Mac Pool #Q54831 3.50% 3/1/2048[4]		185	172
Freddie Mac Pool #Q54698 3.50% 3/1/2048[4]		154	144
Freddie Mac Pool #G67711 4.00% 3/1/2048[4]		25,543	24,664
Freddie Mac Pool #Q55060 3.50% 4/1/2048[4]		149	138
Freddie Mac Pool #Q55971 4.00% 5/1/2048[4]		779	752
Freddie Mac Pool #Q56175 4.00% 5/1/2048[4]		711	686
Freddie Mac Pool #Q55970 4.00% 5/1/2048[4]		385	372
Freddie Mac Pool #Q56590 3.50% 6/1/2048[4]		294	273
Freddie Mac Pool #Q56589 3.50% 6/1/2048[4]		183	171
Freddie Mac Pool #Q56591 3.50% 6/1/2048[4]		135	125
Freddie Mac Pool #Q56599 4.00% 6/1/2048[4]		1,100	1,062
Freddie Mac Pool #Q57242 4.50% 7/1/2048[4]		353	346
Freddie Mac Pool #Q58411 4.50% 9/1/2048[4]		1,361	1,357
Freddie Mac Pool #Q58436 4.50% 9/1/2048[4]		746	741
Freddie Mac Pool #Q58378 4.50% 9/1/2048[4]		544	535
Freddie Mac Pool #ZA6700 3.50% 4/1/2049[4]		10,939	10,101
Freddie Mac Pool #QA0284 3.50% 6/1/2049[4]		2,066	1,920
Freddie Mac Pool #SD7502 3.50% 7/1/2049[4]		7,544	7,009
Freddie Mac Pool #QA1442 3.50% 8/1/2049[4]		4,169	3,864
Freddie Mac Pool #RA1339 3.00% 9/1/2049[4]		1,736	1,550
Freddie Mac Pool #QA2748 3.50% 9/1/2049[4]		553	514
Freddie Mac Pool #RA1580 3.50% 10/1/2049[4]		4,360	4,061
Freddie Mac Pool #RA1463 3.50% 10/1/2049[4]		4,164	3,879
Freddie Mac Pool #SD0187 3.00% 1/1/2050[4]		6,857	6,155
Freddie Mac Pool #RA2003 4.50% 1/1/2050[4]		6,474	6,329
Freddie Mac Pool #RA2319 3.00% 3/1/2050[4]		9,315	8,286
Freddie Mac Pool #SD7513 3.50% 4/1/2050[4]		75,176	69,822
Freddie Mac Pool #SD8106 2.00% 11/1/2050[4]		34,603	28,339
Freddie Mac Pool #SD8128 2.00% 2/1/2051[4]		443	362
Freddie Mac Pool #SD8134 2.00% 3/1/2051[4]		736	602
Freddie Mac Pool #RA5288 2.00% 5/1/2051[4]		35,204	28,841
Freddie Mac Pool #RA5259 2.50% 5/1/2051[4]		6,033	5,152
Freddie Mac Pool #RA5559 2.50% 7/1/2051[4]		6,751	5,730
Freddie Mac Pool #SD7544 3.00% 7/1/2051[4]		1,656	1,467
Freddie Mac Pool #SD7545 2.50% 9/1/2051[4]		6,738	5,798
Freddie Mac Pool #RA5971 3.00% 9/1/2051[4]		2,171	1,932
Freddie Mac Pool #QC8778 2.50% 10/1/2051[4]		2,985	2,534
Freddie Mac Pool #RA6107 2.50% 10/1/2051[4]		1,966	1,668
Freddie Mac Pool #SD0734 3.00% 10/1/2051[4]		536	477
Freddie Mac Pool #RA6406 2.00% 11/1/2051[4]		5,773	4,738
Freddie Mac Pool #SD1385 2.50% 11/1/2051[4]		6,288	5,392
Freddie Mac Pool #SD7548 2.50% 11/1/2051[4]		4,617	3,970
Freddie Mac Pool #RA6231 2.50% 11/1/2051[4]		3,286	2,790
Freddie Mac Pool #QD5343 2.50% 12/1/2051[4]		5,968	5,067
Freddie Mac Pool #SD8188 2.00% 1/1/2052[4]		52	43
Freddie Mac Pool #SD7552 2.50% 1/1/2052[4]		3,266	2,798
Freddie Mac Pool #SD0813 3.00% 1/1/2052[4]		1,048	932
Freddie Mac Pool #SD8193 2.00% 2/1/2052[4]		2,990	2,441
Freddie Mac Pool #SD7550 3.00% 2/1/2052[4]		41,959	37,537
Freddie Mac Pool #SD0873 3.50% 2/1/2052[4]		31,578	29,174
Freddie Mac Pool #QD7089 3.50% 2/1/2052[4]		2,544	2,322
Freddie Mac Pool #SD8199 2.00% 3/1/2052[4]		3,518	2,872
Freddie Mac Pool #QD9460 2.50% 3/1/2052[4]		4,558	3,869
Freddie Mac Pool #SD1450 2.50% 3/1/2052[4]		2,501	2,144
Freddie Mac Pool #SD7553 3.00% 3/1/2052[4]		121,163	107,916
Freddie Mac Pool #SD8204 2.00% 4/1/2052[4]		4,519	3,687
Freddie Mac Pool #SD7554 2.50% 4/1/2052[4]		1,477	1,266
Freddie Mac Pool #8D0226 2.522% 5/1/2052[3,4]		6,560	5,845
Freddie Mac Pool #SD8214 3.50% 5/1/2052[4]		2,054	1,872

U.S. Government Securities Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD2087 3.50% 6/1/2052[4]	USD	462	$421
Freddie Mac Pool #SD2083 3.50% 6/1/2052[4]		32	29
Freddie Mac Pool #QE5195 4.00% 6/1/2052[4]		236	222
Freddie Mac Pool #RA7556 4.50% 6/1/2052[4]		16,341	15,783
Freddie Mac Pool #SD8236 3.50% 8/1/2052[4]		334	304
Freddie Mac Pool #SD8237 4.00% 8/1/2052[4]		59,767	56,182
Freddie Mac Pool #QE9057 4.00% 8/1/2052[4]		4,581	4,305
Freddie Mac Pool #SD8251 5.50% 8/1/2052[4]		980	981
Freddie Mac Pool #SD8244 4.00% 9/1/2052[4]		41,809	39,292
Freddie Mac Pool #QE9625 4.00% 9/1/2052[4]		5,907	5,552
Freddie Mac Pool #QE9621 4.00% 9/1/2052[4]		4,271	4,014
Freddie Mac Pool #QE9618 4.00% 9/1/2052[4]		3,113	2,926
Freddie Mac Pool #QE9813 4.50% 9/1/2052[4]		1,840	1,775
Freddie Mac Pool #RA7938 5.00% 9/1/2052[4]		69,996	68,888
Freddie Mac Pool #QE9380 5.00% 9/1/2052[4]		13,299	13,090
Freddie Mac Pool #QF2025 3.50% 10/1/2052[4]		6,423	5,855
Freddie Mac Pool #SD8255 3.50% 10/1/2052[4]		1,246	1,135
Freddie Mac Pool #QF1464 4.00% 10/1/2052[4]		5,675	5,334
Freddie Mac Pool #QF1489 4.00% 10/1/2052[4]		3,099	2,912
Freddie Mac Pool #SD8256 4.00% 10/1/2052[4]		1,688	1,587
Freddie Mac Pool #QF1575 4.00% 10/1/2052[4]		672	632
Freddie Mac Pool #SD8257 4.50% 10/1/2052[4]		16,689	16,099
Freddie Mac Pool #QF2136 4.50% 10/1/2052[4]		1,893	1,826
Freddie Mac Pool #SD8264 3.50% 11/1/2052[4]		8,501	7,746
Freddie Mac Pool #QF3364 4.00% 11/1/2052[4]		9,026	8,483
Freddie Mac Pool #QF2443 4.00% 11/1/2052[4]		4,708	4,425
Freddie Mac Pool #SD1895 4.50% 11/1/2052[4]		22,264	22,029
Freddie Mac Pool #SD2107 3.50% 12/1/2052[4]		16,000	14,585
Freddie Mac Pool #QF4576 3.50% 12/1/2052[4]		533	486
Freddie Mac Pool #QF3955 4.00% 12/1/2052[4]		997	937
Freddie Mac Pool #QF4668 4.00% 12/1/2052[4]		971	913
Freddie Mac Pool #SD8275 4.50% 12/1/2052[4]		86,432	83,374
Freddie Mac Pool #QF5674 6.50% 12/1/2052[4]		3,989	4,096
Freddie Mac Pool #QF4185 6.50% 12/1/2052[4]		2,154	2,212
Freddie Mac Pool #QF4363 6.50% 12/1/2052[4]		1,648	1,695
Freddie Mac Pool #QF4663 6.50% 12/1/2052[4]		625	642
Freddie Mac Pool #SD8286 4.00% 1/1/2053[4]		3,773	3,546
Freddie Mac Pool #SD8288 5.00% 1/1/2053[4]		24,352	23,967
Freddie Mac Pool #SD8289 5.50% 1/1/2053[4]		674	674
Freddie Mac Pool #SD8282 6.50% 1/1/2053[4]		344,591	353,547
Freddie Mac Pool #QF5253 6.50% 1/1/2053[4]		2,454	2,519
Freddie Mac Pool #QF5682 6.50% 1/1/2053[4]		2,356	2,418
Freddie Mac Pool #QF6141 6.50% 1/1/2053[4]		253	259
Freddie Mac Pool #SD8296 3.50% 2/1/2053[4]		10,758	9,806
Freddie Mac Pool #SD8300 5.50% 2/1/2053[4]		54,139	54,115
Freddie Mac Pool #SD8301 6.00% 2/1/2053[4]		1,284	1,300
Freddie Mac Pool #SD8302 6.50% 2/1/2053[4]		135,628	139,153
Freddie Mac Pool #QF6980 6.50% 2/1/2053[4]		9,000	9,234
Freddie Mac Pool #QF8065 6.50% 2/1/2053[4]		3,645	3,743
Freddie Mac Pool #QF7501 6.50% 2/1/2053[4]		1,393	1,430
Freddie Mac Pool #SD8304 3.50% 3/1/2053[4]		11,479	10,460
Freddie Mac Pool #SD8308 5.50% 3/1/2053[4]		5,983	5,984
Freddie Mac Pool #SD8310 6.50% 3/1/2053[4]		96,665	99,269
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 2.547% 8/15/2023[3,4]		1	1
Freddie Mac, Series 3156, Class PF, (1-month USD-LIBOR + 0.25%) 4.838% 5/15/2036[3,4]		515	510
Freddie Mac, Series K031, Class A2, Multi Family, 3.30% 4/25/2023[4]		14,878	14,814
Freddie Mac, Series K033, Class A2, Multi Family, 3.06% 7/25/2023[3,4]		21,102	20,953
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 8/25/2023[3,4]		20,585	20,423
Freddie Mac, Series K058, Class A2, Multi Family, 2.653% 8/25/2026[4]		3,507	3,274
Freddie Mac, Series K065, Class A2, Multi Family, 3.243% 4/25/2027[4]		1,370	1,298
Freddie Mac, Series K074, Class A2, Multi Family, 3.60% 1/25/2028[4]		560	537
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[4]		175	144
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[4]		434	360
Freddie Mac, Series 3213, Class OG, principal only, 0% 9/15/2036[4]		201	177

10	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[3,4]	USD	16,022	$14,925
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[4]		9,801	8,779
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[4]		1,978	1,774
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[3,4]		18,142	16,884
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[4]		17,877	16,603
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[4]		10,490	9,184
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[3,4]		11,086	10,058
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[4]		6,248	5,750
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[4]		4,140	3,924
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[4]		12,063	11,082
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-4, Class MT, 3.50% 11/25/2057[4]		1,771	1,627
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 11/26/2057[4]		3,291	3,123
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[4]		8,950	8,219
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[4]		3,706	3,503
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[4]		21,807	20,620
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[4]		10,315	9,473
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[4]		4,613	4,239
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[4]		519	491
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[4]		13,124	12,159
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[4]		13,217	12,536
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[4]		63,901	60,587
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[4]		40,728	37,499
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[4]		22,795	20,955
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[4]		16,060	14,305
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[4]		4,381	3,574
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[4]		59,461	56,862
Government National Mortgage Assn. 2.00% 3/1/2053[4,6]		20,900	17,526
Government National Mortgage Assn. 2.50% 3/1/2053[4,6]		19,402	16,786
Government National Mortgage Assn. 3.00% 3/1/2053[4,6]		23,927	21,368
Government National Mortgage Assn. 3.50% 3/1/2053[4,6]		19,458	17,885
Government National Mortgage Assn. 4.50% 3/1/2053[4,6]		275,527	267,229
Government National Mortgage Assn. 5.50% 3/1/2053[4,6]		14,570	14,625
Government National Mortgage Assn. 2.50% 4/1/2053[4,6]		21,300	18,390
Government National Mortgage Assn. 4.50% 4/1/2053[4,6]		109,700	106,448
Government National Mortgage Assn. Pool #754335 6.50% 8/20/2029[4]		145	146
Government National Mortgage Assn. Pool #754334 6.50% 10/20/2032[4]		273	275
Government National Mortgage Assn. Pool #AH5901 3.75% 11/20/2034[4]		820	796
Government National Mortgage Assn. Pool #754319 6.50% 1/20/2037[4]		107	108
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[4]		122	128
Government National Mortgage Assn. Pool #004182 5.50% 7/20/2038[4]		12	12
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[4]		61	63

U.S. Government Securities Fund	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #738836 6.50% 11/20/2038[4]	USD	65		$64
Government National Mortgage Assn. Pool #754287 6.50% 11/20/2038[4]		57		57
Government National Mortgage Assn. Pool #AA4873 6.50% 12/20/2038[4]		78		77
Government National Mortgage Assn. Pool #754314 6.50% 1/20/2039[4]		457		476
Government National Mortgage Assn. Pool #741910 4.00% 2/15/2039[4]		120		117
Government National Mortgage Assn. Pool #004367 4.00% 2/20/2039[4]		16		15
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[4]		277		280
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[4]		644		681
Government National Mortgage Assn. Pool #004636 4.50% 2/20/2040[4]		416		415
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[4]		1,102		1,167
Government National Mortgage Assn. Pool #736089 5.00% 6/15/2040[4]		131		132
Government National Mortgage Assn. Pool #736084 5.00% 6/15/2040[4]		105		105
Government National Mortgage Assn. Pool #005040 5.00% 4/20/2041[4]		28		28
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[4]		1,936		1,982
Government National Mortgage Assn. Pool #005112 6.50% 7/20/2041[4]		106		109
Government National Mortgage Assn. Pool #005157 4.00% 8/20/2041[4]		90		83
Government National Mortgage Assn. Pool #005187 5.50% 9/20/2041[4]		65		63
Government National Mortgage Assn. Pool #754636 3.50% 11/20/2041[4]		452		418
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[4]		4,363		4,300
Government National Mortgage Assn. Pool #754591 4.00% 1/20/2042[4]		957		928
Government National Mortgage Assn. Pool #754637 4.00% 1/20/2042[4]		465		452
Government National Mortgage Assn. Pool #AA2589 3.50% 3/20/2043[4]		853		768
Government National Mortgage Assn. Pool #MA5332 5.00% 7/20/2048[4]		12		12
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[4]		24		24
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[4]		89,722		84,858
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052[4]		16,423		15,533
Government National Mortgage Assn. Pool #MA8488 4.00% 12/20/2052[4]		11,749		11,112
Government National Mortgage Assn. Pool #MA8570 5.50% 1/20/2053[4]		11,522		11,583
Government National Mortgage Assn. Pool #892950 5.946% 7/20/2060[3,4]		490		492
Government National Mortgage Assn. Pool #710074 4.72% 4/20/2061[4]		1		1
Government National Mortgage Assn. Pool #710077 4.70% 5/20/2061[4]		9		8
Government National Mortgage Assn. Pool #751409 4.95% 7/20/2061[4]		1		1
Government National Mortgage Assn. Pool #756695 4.70% 11/20/2061[4]		3		3
Government National Mortgage Assn. Pool #795471 5.104% 2/20/2062[4]		1		1
Government National Mortgage Assn. Pool #759735 4.731% 3/20/2062[4]		1		1
Government National Mortgage Assn. Pool #767610 4.598% 11/20/2062[4]		—	[5]	—	[5]
Government National Mortgage Assn. Pool #767641 4.466% 5/20/2063[4]		—	[5]	—	[5]
Government National Mortgage Assn. Pool #795533 4.94% 5/20/2063[4]		—	[5]	—	[5]
Government National Mortgage Assn. Pool #894475 6.614% 10/20/2063[3,4]		1,138		1,160
Government National Mortgage Assn. Pool #AG8068 4.939% 1/20/2064[4]		2		2
Government National Mortgage Assn. Pool #894482 6.619% 2/20/2064[3,4]		1,592		1,623
Government National Mortgage Assn. Pool #AG8149 5.42% 6/20/2064[3,4]		135		135
Government National Mortgage Assn. Pool #AG8150 4.858% 7/20/2064[4]		2		2
Government National Mortgage Assn. Pool #AG8155 5.163% 7/20/2064[4]		4		4
Government National Mortgage Assn. Pool #AG8171 5.20% 7/20/2064[4]		—	[5]	—	[5]
Government National Mortgage Assn. Pool #AG8156 5.778% 7/20/2064[3,4]		163		164
Government National Mortgage Assn. Pool #AG8194 4.26% 9/20/2064[4]		10		10
Government National Mortgage Assn. Pool #AG8189 5.157% 9/20/2064[4]		3		3
Government National Mortgage Assn. Pool #AL7438 4.353% 1/20/2065[4]		2		2
Government National Mortgage Assn., Series 2003-46, Class NB, 5.00% 6/20/2033[4]		113		112
Government National Mortgage Assn., Series 2010-H23, Class PT, 5.50% 10/20/2060[3,4]		177		177
Government National Mortgage Assn., Series 2012-H12, Class FT, (1-year CMT Weekly Rate + 0.70%) 5.43% 5/20/2062[3,4]		599		599
Government National Mortgage Assn., Series 2012-H20, Class PT, 5.584% 7/20/2062[3,4]		1,015		1,012
Government National Mortgage Assn., Series 2012-H23, Class FI, interest only, 0.556% 10/20/2062[3,4]		137		1
Uniform Mortgage-Backed Security 2.00% 3/1/2038[4,6]		9,100		8,074
Uniform Mortgage-Backed Security 2.50% 3/1/2038[4,6]		28,000		25,541
Uniform Mortgage-Backed Security 4.00% 3/1/2038[4,6]		11,000		10,728
Uniform Mortgage-Backed Security 2.00% 3/1/2053[4,6]		5,251		4,279
Uniform Mortgage-Backed Security 2.50% 3/1/2053[4,6]		27,172		23,027
Uniform Mortgage-Backed Security 3.00% 3/1/2053[4,6]		7,400		6,512
Uniform Mortgage-Backed Security 3.50% 3/1/2053[4,6]		169,200		154,065
Uniform Mortgage-Backed Security 4.00% 3/1/2053[4,6]		39,100		36,711
Uniform Mortgage-Backed Security 4.50% 3/1/2053[4,6]		717,184		691,186
Uniform Mortgage-Backed Security 5.00% 3/1/2053[4,6]		238,356		234,371
Uniform Mortgage-Backed Security 5.50% 3/1/2053[4,6]		151,856		151,643

12	U.S. Government Securities Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 6.00% 3/1/2053[4,6]	USD	562,953	$569,636
Uniform Mortgage-Backed Security 6.50% 3/1/2053[4,6]		510,170	522,763
Uniform Mortgage-Backed Security 2.00% 4/1/2053[4,6]		2,700	2,203
Uniform Mortgage-Backed Security 2.50% 4/1/2053[4,6]		96,725	82,076
Uniform Mortgage-Backed Security 3.00% 4/1/2053[4,6]		6,700	5,902
Uniform Mortgage-Backed Security 4.50% 4/1/2053[4,6]		153,300	147,719
Uniform Mortgage-Backed Security 5.00% 4/1/2053[4,6]		114,600	112,684
Uniform Mortgage-Backed Security 5.50% 4/1/2053[4,6]		804,000	802,492
Uniform Mortgage-Backed Security 6.00% 4/1/2053[4,6]		72,600	73,295
Uniform Mortgage-Backed Security 6.50% 4/1/2053[4,6]		89,900	91,993

Total mortgage-backed obligations			8,412,065

Federal agency bonds & notes 1.94%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		575	550
Fannie Mae 0.625% 4/22/2025[2]		147,420	135,033
Fannie Mae 0.75% 10/8/2027		21,700	18,587
Fannie Mae 7.125% 1/15/2030		5,000	5,878
Fannie Mae 0.875% 8/5/2030		63,500	50,121
Federal Home Loan Bank 3.375% 9/8/2023		14,160	14,030
Federal Home Loan Bank 3.25% 11/16/2028		56,500	53,764
Federal Home Loan Bank 5.50% 7/15/2036		1,000	1,127
Freddie Mac 0.375% 4/20/2023		25,000	24,850
Private Export Funding Corp. 3.55% 1/15/2024		14,300	14,065
Tennessee Valley Authority 0.75% 5/15/2025		13,200	12,054
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,707
Tennessee Valley Authority 4.65% 6/15/2035		4,480	4,465
Tennessee Valley Authority 5.88% 4/1/2036		3,625	4,024
Tennessee Valley Authority, Series 2008, Class A, 4.875% 1/15/2048		3,300	3,290
TVA Southaven 3.846% 8/15/2033		1,458	1,336
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 9/18/2023		5,000	5,008
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		3,125	2,974
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 8/1/2023		500	495
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 8/1/2024		750	728
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		875	834
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		875	828
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		3,850	3,610
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		1,250	1,163
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		850	786
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		825	783
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		825	781
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032		800	724
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		675	621
			367,216

Total bonds, notes & other debt instruments (cost: $18,498,732,000)			17,318,227

Short-term securities 31.76%		Shares
Money market investments 17.32%
Capital Group Central Cash Fund 4.66%[7,8]		32,840,116	3,284,011

U.S. Government Securities Fund	13

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 8.00%
U.S. Treasury 3/7/2023	4.372%	USD	100,000	$99,927
U.S. Treasury 3/9/2023	4.055		300,000	299,702
U.S. Treasury 4/13/2023	4.465		150,000	149,201
U.S. Treasury 5/18/2023	4.615		385,000	381,117
U.S. Treasury 5/25/2023	4.616		300,000	296,720
U.S. Treasury 11/2/2023	4.530		300,000	290,391
				1,517,058

Federal agency bills & notes 6.44%
Federal Home Loan Bank 3/15/2023	4.421		150,000	149,738
Federal Home Loan Bank 3/21/2023	4.275		100,000	99,749
Federal Home Loan Bank 3/22/2023	4.386		50,000	49,868
Federal Home Loan Bank 4/12/2023	4.559		126,880	126,204
Federal Home Loan Bank 4/14/2023	4.416		300,000	298,325
Federal Home Loan Bank 4/17/2023	4.538		200,000	198,799
Federal Home Loan Bank 5/1/2023	4.557		50,000	49,606
Federal Home Loan Bank 5/9/2023	4.649		100,000	99,106
Federal Home Loan Bank 5/10/2023	4.599		150,000	148,633

Total federal agency bills & notes				1,220,028

Total short-term securities (cost: $6,020,736,000)				6,021,097
Total investment securities 123.11% (cost: $24,519,468,000)				23,339,324
Other assets less liabilities (23.11%)				(4,381,104)

Net assets 100.00%				$18,958,220

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)		Value and unrealized appreciation (depreciation) at 2/28/2023 (000)
30 Day Federal Funds Futures	Long	7,294	May 2023	USD	2,891,239	$12
30 Day Federal Funds Futures	Long	8,288	June 2023		3,277,130	(2,541)
30 Day Federal Funds Futures	Short	698	November 2023		(275,136)	(2)
30 Day Federal Funds Futures	Long	698	December 2023		275,267	— [5]
3 Month SOFR Futures	Long	3	March 2023		717	(9)
3 Month SOFR Futures	Short	3,180	June 2023		(755,290)	13,678
90 Day Eurodollar Futures	Long	17,770	September 2023		4,190,832	(213,133)
90 Day Eurodollar Futures	Short	10,965	December 2023		(2,590,207)	124,327
90 Day Eurodollar Futures	Short	7,450	December 2024		(1,786,510)	47,269
2 Year U.S. Treasury Note Futures	Long	14,835	June 2023		3,022,284	(7,466)
5 Year U.S. Treasury Note Futures	Long	34,625	June 2023		3,706,769	(8,822)
10 Year U.S. Treasury Note Futures	Long	33,717	June 2023		3,764,714	(8,008)
10 Year Ultra U.S. Treasury Note Futures	Short	8,974	June 2023		(1,051,641)	(705)
20 Year U.S. Treasury Bond Futures	Short	2,238	June 2023		(280,240)	1,435
30 Year Ultra U.S. Treasury Bond Futures	Long	1,396	June 2023		188,547	(246)
						$(54,211)

14	U.S. Government Securities Fund

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	2/28/2023 (000)	received (000)	at 2/28/2023 (000)
U.S. Urban CPI	At maturity	6.18962%	At maturity	4/1/2023	USD27,600	$61	$—	$61
3-month USD-LIBOR	Quarterly	1.495%	Semi-annual	11/10/2023	115,000	3,058	—	3,058
U.S. EFFR	Annual	2.4325%	Annual	12/21/2023	94,000	2,136	—	2,136
4.8585%	Annual	U.S. EFFR	Annual	1/12/2024	221,732	(921)	—	(921)
4.8674%	Annual	U.S. EFFR	Annual	1/12/2024	324,868	(1,325)	—	(1,325)
4.8615%	Annual	U.S. EFFR	Annual	1/12/2024	443,400	(1,830)	—	(1,830)
0.2405%	Annual	U.S. EFFR	Annual	3/1/2024	467,500	(23,009)	—	(23,009)
U.S. EFFR	Annual	0.11%	Annual	5/18/2024	718,900	36,243	—	36,243
3.497%	Annual	U.S. EFFR	Annual	6/16/2024	309,200	(6,822)	—	(6,822)
3.52647%	Annual	U.S. EFFR	Annual	6/16/2024	336,442	(7,301)	—	(7,301)
3.5291%	Annual	U.S. EFFR	Annual	6/16/2024	363,558	(7,878)	—	(7,878)
3.4585%	Annual	U.S. EFFR	Annual	6/17/2024	47,859	(1,079)	—	(1,079)
3.4325%	Annual	U.S. EFFR	Annual	6/17/2024	227,000	(5,189)	—	(5,189)
4.345%	Annual	U.S. EFFR	Annual	9/29/2024	228,400	(2,739)	—	(2,739)
4.197%	Annual	U.S. EFFR	Annual	9/30/2024	228,400	(3,245)	—	(3,245)
4.1735%	Annual	U.S. EFFR	Annual	9/30/2024	233,800	(3,404)	—	(3,404)
4.15%	Annual	U.S. EFFR	Annual	10/6/2024	233,000	(3,478)	—	(3,478)
4.5645%	Annual	U.S. EFFR	Annual	10/19/2024	85,300	(726)	—	(726)
4.533%	Annual	U.S. EFFR	Annual	10/20/2024	106,600	(960)	—	(960)
4.56%	Annual	U.S. EFFR	Annual	10/27/2024	106,800	(909)	—	(909)
4.5245%	Annual	U.S. EFFR	Annual	10/27/2024	128,200	(1,162)	—	(1,162)
3.865%	Annual	SOFR	Annual	4/18/2025	57,485	(1,044)	—	(1,044)
3.8895%	Annual	SOFR	Annual	5/1/2025	143,400	(2,470)	—	(2,470)
3.8865%	Annual	SOFR	Annual	5/2/2025	57,560	(992)	—	(992)
3.87%	Annual	SOFR	Annual	5/24/2025	57,560	(957)	—	(957)
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	148,100	14,825	—	14,825
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	148,100	14,821	—	14,821
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	165,373	16,691	—	16,691
3-month USD-LIBOR	Quarterly	1.867%	Semi-annual	7/11/2025	199,200	13,596	—	13,596
3.8563%	Annual	SOFR	Annual	1/12/2026	197,000	(3,412)	—	(3,412)
4.265%	Annual	SOFR	Annual	2/16/2026	80,130	(449)	—	(449)
4.27%	Annual	SOFR	Annual	2/16/2026	161,463	(882)	—	(882)
4.3005%	Annual	SOFR	Annual	2/17/2026	33,356	(154)	—	(154)
4.288%	Annual	SOFR	Annual	2/17/2026	33,886	(168)	—	(168)
4.3035%	Annual	SOFR	Annual	2/17/2026	48,100	(219)	—	(219)
4.2675%	Annual	SOFR	Annual	2/17/2026	46,432	(257)	—	(257)
4.2515%	Annual	SOFR	Annual	2/17/2026	47,633	(284)	—	(284)
2.925%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	48,600	(2,850)	—	(2,850)
2.908%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	60,700	(3,604)	—	(3,604)
2.91%	Semi-annual	3-month USD-LIBOR	Quarterly	2/1/2028	60,800	(3,605)	—	(3,605)
2.92%	Semi-annual	3-month USD-LIBOR	Quarterly	2/2/2028	45,900	(2,702)	—	(2,702)
SOFR	Annual	3.189%	Annual	5/1/2028	60,000	1,959	—	1,959
SOFR	Annual	3.1795%	Annual	5/2/2028	23,960	791	—	791
3.16%	Annual	SOFR	Annual	6/20/2028	39,600	(1,235)	—	(1,235)
U.S. EFFR	Annual	2.32625%	Annual	4/18/2029	60,500	4,949	—	4,949
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	233,200	46,049	—	46,049
0.913%	Semi-annual	3-month USD-LIBOR	Quarterly	6/9/2030	235,000	(45,708)	—	(45,708)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	111,300	22,512	—	22,512
SOFR	Annual	3.2903%	Annual	1/12/2033	66,000	1,934	—	1,934
SOFR	Annual	3.04%	Annual	4/18/2033	12,985	622	—	622
SOFR	Annual	3.075%	Annual	5/24/2033	12,980	561	—	561
SOFR	Annual	3.10%	Annual	6/20/2033	21,400	851	—	851
3-month USD-LIBOR	Quarterly	2.9625%	Semi-annual	2/1/2038	36,300	1,659	—	1,659
3-month USD-LIBOR	Quarterly	2.963%	Semi-annual	2/1/2038	36,300	1,658	—	1,658
3-month USD-LIBOR	Quarterly	2.986%	Semi-annual	2/1/2038	29,200	1,287	—	1,287
0.833%	Semi-annual	3-month USD-LIBOR	Quarterly	4/3/2040	21,600	(8,162)	—	(8,162)
3-month USD-LIBOR	Quarterly	0.81%	Semi-annual	7/28/2045	242,600	107,781	(144)	107,925

U.S. Government Securities Fund	15

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional	Value at	Upfront premium	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)	2/28/2023 (000)	received (000)	at 2/28/2023 (000)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD17,216	$767	$—	$767
SOFR	Annual	3.02%	Annual	1/12/2053	17,200	747	—	747
						$144,427	$(144)	$144,571

Investments in affiliates8

	Value of affiliate at 9/1/2022 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 2/28/2023 (000)	Dividend income (000)
Short-term securities 17.32%
Money market investments 17.32%
Capital Group Central Cash Fund 4.66%[7]	$3,670,895	$7,297,273	$7,685,288	$779	$352	$3,284,011	$79,984

[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $216,909,000, which represented 1.14% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Amount less than one thousand.
[6]	Purchased on a TBA basis.
[7]	Rate represents the seven-day yield at 2/28/2023.
[8]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

Assn. = Association

CMT = Constant Maturity Treasury

CPI = Consumer Price Index

EFFR = Effective Federal Funds Rate

LIBOR = London Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

16	U.S. Government Securities Fund

Financial statements

Statement of assets and liabilities at February 28, 2023	unaudited
	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $21,235,990)	$20,055,313
Affiliated issuers (cost: $3,283,478)	3,284,011	$23,339,324
Cash		10,102
Receivables for:
Sales of investments	1,860,392
Sales of fund’s shares	15,048
Dividends and interest	58,125
Variation margin on futures contracts	2,428
Variation margin on centrally cleared swap contracts	1,550	1,937,543
		25,286,969
Liabilities:
Payables for:
Purchases of investments	6,307,716
Repurchases of fund’s shares	13,094
Dividends on fund’s shares	331
Investment advisory services	2,826
Services provided by related parties	1,547
Trustees’ deferred compensation	302
Variation margin on futures contracts	1,682
Variation margin on centrally cleared swap contracts	1,219
Other	32	6,328,749
Net assets at February 28, 2023		$18,958,220

Net assets consist of:
Capital paid in on shares of beneficial interest		$21,998,933
Total accumulated loss		(3,040,713)
Net assets at February 28, 2023		$18,958,220

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (1,552,031 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$3,032,252	248,217	$12.22
Class C	109,418	9,018	12.13
Class T	9	1	12.21
Class F-1	121,608	9,956	12.21
Class F-2	717,552	58,735	12.22
Class F-3	720,244	58,951	12.22
Class 529-A	159,664	13,070	12.22
Class 529-C	8,694	718	12.11
Class 529-E	8,740	716	12.21
Class 529-T	10	1	12.21
Class 529-F-1	9	1	12.21
Class 529-F-2	22,581	1,848	12.22
Class 529-F-3	9	1	12.22
Class R-1	7,051	580	12.14
Class R-2	82,365	6,786	12.14
Class R-2E	8,330	683	12.20
Class R-3	104,922	8,594	12.21
Class R-4	101,641	8,319	12.22
Class R-5E	42,191	3,454	12.21
Class R-5	48,016	3,929	12.22
Class R-6	13,662,914	1,118,453	12.21

Refer to the notes to financial statements.

U.S. Government Securities Fund	17

Financial statements (continued)

Statement of operations	unaudited
for the six months ended February 28, 2023	(dollars in thousands)

Investment income:
Income:
Interest from unaffiliated issuers	$122,942
Dividends from affiliated issuers	79,984	$202,926
Fees and expenses*:
Investment advisory services	18,164
Distribution services	5,637
Transfer agent services	3,164
Administrative services	2,761
529 plan services	62
Reports to shareholders	158
Registration statement and prospectus	265
Trustees’ compensation	43
Auditing and legal	112
Custodian	21
Other	31	30,418
Net investment income		172,508

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments:
Unaffiliated issuers	(421,854)
Affiliated issuers	779
Futures contracts	(332,553)
Swap contracts	2,135	(751,493)
Net unrealized (depreciation) appreciation on:
Investments:
Unaffiliated issuers	(109,664)
Affiliated issuers	352
Futures contracts	17,039
Swap contracts	(7,612)	(99,885)
Net realized loss and unrealized depreciation		(851,378)

Net decrease in net assets resulting from operations		$(678,870)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

18	U.S. Government Securities Fund

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Six months ended	Year ended
	February 28, 2023*	August 31, 2022
Operations:
Net investment income	$172,508	$526,079
Net realized loss	(751,493)	(1,091,132)
Net unrealized depreciation	(99,885)	(1,232,282)
Net decrease in net assets resulting from operations	(678,870)	(1,797,335)

Distributions paid or accrued to shareholders	(175,173)	(555,318)

Net capital share transactions	851,199	(1,555,049)

Total decrease in net assets	(2,844)	(3,907,702)

Net assets:
Beginning of period	18,961,064	22,868,766
End of period	$18,958,220	$18,961,064

*	Unaudited.

Refer to the notes to financial statements.

U.S. Government Securities Fund	19

Notes to financial statements	unaudited
1. Organization

The American Funds Income Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, U.S. Government Securities Fund (the “fund”). The fund seeks to provide a high level of current income consistent with prudent investment risk and preservation of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 3.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on the ex-dividend date.

20	U.S. Government Securities Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

U.S. Government Securities Fund	21

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$8,538,946	$—	$8,538,946
Mortgage-backed obligations	—	8,412,065	—	8,412,065
Federal agency bonds & notes	—	367,216	—	367,216
Short-term securities	3,284,011	2,737,086	—	6,021,097
Total	$3,284,011	$20,055,313	$—	$23,339,324

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$186,721	$—	$—	$186,721
Unrealized appreciation on centrally cleared interest rate swaps	—	295,702	—	295,702
Liabilities:
Unrealized depreciation on futures contracts	(240,932)	—	—	(240,932)
Unrealized depreciation on centrally cleared interest rate swaps	—	(151,131)	—	(151,131)
Total	$(54,211)	$144,571	$—	$90,360

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

22	U.S. Government Securities Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, repayments of debt securities may occur more slowly than anticipated, causing the market prices of such securities to decline. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — The fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve the fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While the fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of the fund.

U.S. Government Securities Fund	23

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are subject to additional risks, including operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $26,741,004,000.

24	U.S. Government Securities Fund

Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:

Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $12,015,646,000.

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2023 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$186,721	Unrealized depreciation*	$240,932
Swap (centrally cleared)	Interest	Unrealized appreciation*	295,702	Unrealized depreciation*	151,131
			$482,423		$392,063

Refer to the end of the tables for footnote.

U.S. Government Securities Fund	25

		Net realized (loss) gain		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(332,553)	Net unrealized appreciation on futures	$17,039
				contracts
Swap	Interest	Net realized gain on swap contracts	2,135	Net unrealized depreciation on swap	(7,612)
				contracts
			$(330,418)		$9,427

*	Includes cumulative appreciation/depreciation on futures contracts and centrally cleared interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and centrally cleared interest rate swaps, the fund pledges collateral for initial and variation margin by contract. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$8,692
Capital loss carryforward*	(1,251,987)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of February 28, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$493,777
Gross unrealized depreciation on investments	(1,622,354)
Net unrealized depreciation on investments	(1,128,577)
Cost of investments	24,558,405

26	U.S. Government Securities Fund

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended February 28, 2023		Year ended August 31, 2022
Class A	$24,628		$81,758
Class C	560		2,406
Class T	—	†	—	†
Class F-1	966		3,030
Class F-2	6,961		20,799
Class F-3	8,143		21,726
Class 529-A	1,302		4,364
Class 529-C	43		187
Class 529-E	60		210
Class 529-T	—	†	—	†
Class 529-F-1	—	†	—	†
Class 529-F-2	211		627
Class 529-F-3	—	†	—	†
Class R-1	35		130
Class R-2	412		1,599
Class R-2E	52		200
Class R-3	722		2,465
Class R-4	835		2,656
Class R-5E	353		982
Class R-5	422		1,357
Class R-6	129,468		410,822
Total	$175,173		$555,318

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.300% on the first $60 million of daily net assets and decreasing to 0.120% on such assets in excess of $21 billion. The agreement also provides for monthly fees, accrued daily, based on a series of decreasing rates beginning with 3.00% on the first $3,333,333 of the fund’s monthly gross income and decreasing to 2.00% on such income in excess of $8,333,333. For the six months ended February 28, 2023, the investment advisory services fees were $18,164,000, which were equivalent to an annualized rate of 0.197% of average daily net assets.

U.S. Government Securities Fund	27

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended February 28, 2023, the 529 plan services fees were $62,000, which were equivalent to 0.061% of the average daily net assets of each 529 share class.

28	U.S. Government Securities Fund

For the six months ended February 28, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$3,895	$2,138		$462		Not applicable
Class C	577	78		17		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	146	103		18		Not applicable
Class F-2	Not applicable	376		111		Not applicable
Class F-3	Not applicable	1		123		Not applicable
Class 529-A	186	104		25		$50
Class 529-C	46	6		1		3
Class 529-E	22	3		1		2
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	5		3		7
Class 529-F-3	Not applicable	—		—	*	—	*
Class R-1	34	2		1		Not applicable
Class R-2	311	141		13		Not applicable
Class R-2E	26	9		1		Not applicable
Class R-3	268	82		16		Not applicable
Class R-4	126	52		15		Not applicable
Class R-5E	Not applicable	30		6		Not applicable
Class R-5	Not applicable	12		7		Not applicable
Class R-6	Not applicable	22		1,941		Not applicable
Total class-specific expenses	$5,637	$3,164		$2,761		$62

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $43,000 in the fund’s statement of operations reflects $35,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended February 28, 2023, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2023.

U.S. Government Securities Fund	29

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2023

Class A	$249,997	20,262	$24,318		1,977		$(412,315)	(33,483)	$(138,000)	(11,244)
Class C	8,736	712	554		45		(23,398)	(1,911)	(14,108)	(1,154)
Class T	—	—	—		—		—	—	—	—
Class F-1	19,165	1,549	963		78		(25,068)	(2,031)	(4,940)	(404)
Class F-2	322,155	26,009	6,377		518		(333,650)	(27,081)	(5,118)	(554)
Class F-3	177,750	14,381	7,944		646		(307,900)	(24,799)	(122,206)	(9,772)
Class 529-A	13,541	1,099	1,308		106		(24,134)	(1,950)	(9,285)	(745)
Class 529-C	1,971	161	44		4		(2,584)	(211)	(569)	(46)
Class 529-E	1,024	83	60		5		(936)	(75)	148	13
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	3,778	306	210		17		(4,053)	(328)	(65)	(5)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	647	52	35		3		(468)	(38)	214	17
Class R-2	11,283	924	409		33		(13,971)	(1,143)	(2,279)	(186)
Class R-2E	1,196	97	52		5		(1,772)	(145)	(524)	(43)
Class R-3	16,664	1,349	717		58		(21,500)	(1,749)	(4,119)	(342)
Class R-4	15,897	1,288	864		70		(15,608)	(1,267)	1,153	91
Class R-5E	8,326	674	352		29		(3,800)	(311)	4,878	392
Class R-5	11,508	935	465		38		(7,873)	(642)	4,100	331
Class R-6	1,334,945	107,985	129,696		10,548		(322,722)	(26,216)	1,141,919	92,317
Total net increase (decrease)	$2,198,583	177,866	$174,368		14,180		$(1,521,752)	(123,380)	$851,199	68,666

Refer to the end of the table for footnotes.

30	U.S. Government Securities Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2022

Class A	$584,257	42,757	$80,352		6,027		$(998,736)	(73,408)	$(334,127)	(24,624)
Class C	27,042	2,010	2,368		180		(59,782)	(4,423)	(30,372)	(2,233)
Class T	—	—	—		—		—	—	—	—
Class F-1	45,708	3,379	2,953		222		(44,128)	(3,254)	4,533	347
Class F-2	518,012	38,446	19,984		1,496		(556,974)	(41,541)	(18,978)	(1,599)
Class F-3	508,284	37,563	21,138		1,588		(282,671)	(20,948)	246,751	18,203
Class 529-A	36,478	2,678	4,335		325		(59,846)	(4,402)	(19,033)	(1,399)
Class 529-C	3,141	232	185		14		(6,845)	(506)	(3,519)	(260)
Class 529-E	1,383	100	207		15		(3,600)	(264)	(2,010)	(149)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	7,069	520	624		47		(8,271)	(606)	(578)	(39)
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	1,269	94	129		10		(3,847)	(278)	(2,449)	(174)
Class R-2	23,100	1,705	1,585		120		(32,279)	(2,381)	(7,594)	(556)
Class R-2E	4,030	292	200		15		(5,856)	(430)	(1,626)	(123)
Class R-3	48,851	3,568	2,442		183		(60,573)	(4,429)	(9,280)	(678)
Class R-4	47,995	3,522	2,607		195		(61,795)	(4,543)	(11,193)	(826)
Class R-5E	14,123	1,037	979		74		(12,179)	(896)	2,923	215
Class R-5	15,755	1,148	1,313		97		(29,106)	(2,144)	(12,038)	(899)
Class R-6	1,675,111	121,539	410,589		30,711		(3,442,159)	(263,154)	(1,356,459)	(110,904)
Total net increase (decrease)	$3,561,608	260,590	$551,990		41,319		$(5,668,647)	(427,607)	$(1,555,049)	(125,698)

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $68,976,483,000 and $69,608,643,000, respectively, during the six months ended February 28, 2023.

11. Ownership concentration

At February 28, 2023, one shareholder held more than 10% of the fund’s outstanding shares. The shareholder, American Funds 2030 Target Date Retirement Fund, held aggregate ownership of 10% of the fund’s outstanding shares. CRMC is the investment adviser to American Funds 2030 Target Date Retirement Fund.

U.S. Government Securities Fund	31

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class A:
2/28/2023[5,6]	$12.78	$.10	$(.56)	$(.46)	$(.10)	$—	$(.10)	$12.22	(3.69)%[7]	$3,032		.63%[8]		.63%[8]		1.57%[8]
8/31/2022	14.21	.28	(1.40)	(1.12)	(.31)	—	(.31)	12.78	(7.98)	3,317		.61		.61		2.08
8/31/2021	14.95	.09	(.15)	(.06)	(.12)	(.56)	(.68)	14.21	(.37)	4,038		.61		.61		.61
8/31/2020	14.10	.13	1.06	1.19	(.19)	(.15)	(.34)	14.95	8.61	4,311		.65		.65		.87
8/31/2019	13.38	.24	.74	.98	(.26)	—	(.26)	14.10	7.38	2,837		.66		.66		1.77
8/31/2018	13.89	.21	(.51)	(.30)	(.21)	—	(.21)	13.38	(2.15)	2,544		.64		.64		1.58
Class C:
2/28/2023[5,6]	12.70	.05	(.56)	(.51)	(.06)	—	(.06)	12.13	(4.03)[7]	109		1.36	[8]	1.36	[8]	.82	[8]
8/31/2022	14.14	.18	(1.40)	(1.22)	(.22)	—	(.22)	12.70	(8.65)	129		1.35		1.35		1.30
8/31/2021	14.90	(.02)	(.13)	(.15)	(.05)	(.56)	(.61)	14.14	(1.11)	176		1.31		1.31		(.11)
8/31/2020	14.06	.03	1.06	1.09	(.10)	(.15)	(.25)	14.90	7.95	213		1.34		1.34		.20
8/31/2019	13.34	.14	.74	.88	(.16)	—	(.16)	14.06	6.53	186		1.41		1.41		1.01
8/31/2018	13.86	.11	(.52)	(.41)	(.11)	—	(.11)	13.34	(2.91)	201		1.42		1.42		.80
Class T:
2/28/2023[5,6]	12.78	.11	(.56)	(.45)	(.12)	—	(.12)	12.21	(3.56)[7,9]	—	[10]	.34	[8,9]	.34	[8,9]	1.87	[8,9]
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34)	—	(.34)	12.78	(7.74)[9]	—	[10]	.36	[9]	.36	[9]	2.37	[9]
8/31/2021	14.95	.13	(.15)	(.02)	(.16)	(.56)	(.72)	14.21	(.11)[9]	—	[10]	.35	[9]	.35	[9]	.89	[9]
8/31/2020	14.09	.18	1.06	1.24	(.23)	(.15)	(.38)	14.95	8.99 [9]	—	[10]	.37	[9]	.37	[9]	1.21	[9]
8/31/2019	13.37	.27	.74	1.01	(.29)	—	(.29)	14.09	7.64 [9]	—	[10]	.42	[9]	.42	[9]	2.01	[9]
8/31/2018	13.89	.24	(.52)	(.28)	(.24)	—	(.24)	13.37	(1.99)[9]	—	[10]	.42	[9]	.42	[9]	1.81	[9]
Class F-1:
2/28/2023[5,6]	12.78	.09	(.56)	(.47)	(.10)	—	(.10)	12.21	(3.70)[7]	122		.64	[8]	.64	[8]	1.54	[8]
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30)	—	(.30)	12.78	(8.01)	132		.65		.65		2.08
8/31/2021	14.95	.07	(.13)	(.06)	(.12)	(.56)	(.68)	14.21	(.38)	142		.62		.62		.46
8/31/2020	14.10	.14	1.06	1.20	(.20)	(.15)	(.35)	14.95	8.65	315		.61		.61		.96
8/31/2019	13.37	.24	.75	.99	(.26)	—	(.26)	14.10	7.39	294		.65		.65		1.78
8/31/2018	13.89	.21	(.52)	(.31)	(.21)	—	(.21)	13.37	(2.17)	279		.66		.66		1.59
Class F-2:
2/28/2023[5,6]	12.78	.11	(.55)	(.44)	(.12)	—	(.12)	12.22	(3.48)[7]	717		.34	[8]	.34	[8]	1.86	[8]
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34)	—	(.34)	12.78	(7.73)	758		.35		.35		2.36
8/31/2021	14.95	.13	(.14)	(.01)	(.17)	(.56)	(.73)	14.21	(.09)	866		.32		.32		.91
8/31/2020	14.10	.17	1.07	1.24	(.24)	(.15)	(.39)	14.95	8.95	844		.34		.34		1.20
8/31/2019	13.38	.28	.73	1.01	(.29)	—	(.29)	14.10	7.68	636		.38		.38		2.06
8/31/2018	13.89	.25	(.51)	(.26)	(.25)	—	(.25)	13.38	(1.90)	386		.39		.39		1.87
Class F-3:
2/28/2023[5,6]	12.79	.12	(.57)	(.45)	(.12)	—	(.12)	12.22	(3.51)[7]	720		.23	[8]	.23	[8]	1.96	[8]
8/31/2022	14.22	.36	(1.43)	(1.07)	(.36)	—	(.36)	12.79	(7.56)	879		.24		.24		2.64
8/31/2021	14.95	.15	(.14)	.01	(.18)	(.56)	(.74)	14.22	.02	718		.21		.21		1.05
8/31/2020	14.10	.18	1.07	1.25	(.25)	(.15)	(.40)	14.95	9.06	629		.23		.23		1.26
8/31/2019	13.38	.30	.73	1.03	(.31)	—	(.31)	14.10	7.79	369		.27		.27		2.17
8/31/2018	13.89	.27	(.52)	(.25)	(.26)	—	(.26)	13.38	(1.79)	197		.28		.28		1.98
Class 529-A:
2/28/2023[5,6]	12.78	.09	(.55)	(.46)	(.10)	—	(.10)	12.22	(3.70)[7]	160		.65	[8]	.65	[8]	1.55	[8]
8/31/2022	14.21	.28	(1.41)	(1.13)	(.30)	—	(.30)	12.78	(8.00)	177		.63		.63		2.06
8/31/2021	14.95	.09	(.14)	(.05)	(.13)	(.56)	(.69)	14.21	(.36)	216		.60		.60		.62
8/31/2020	14.10	.13	1.06	1.19	(.19)	(.15)	(.34)	14.95	8.63	246		.63		.63		.89
8/31/2019	13.37	.24	.74	.98	(.25)	—	(.25)	14.10	7.33	160		.70		.70		1.73
8/31/2018	13.89	.21	(.53)	(.32)	(.20)	—	(.20)	13.37	(2.21)	135		.70		.70		1.53

Refer to the end of the table for footnotes.

32	U.S. Government Securities Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class 529-C:
2/28/2023[5,6]	$12.68	$.05		$(.56)	$(.51)	$(.06)	$—	$(.06)	$12.11	(4.05)%[7]	$9		1.42%[8]		1.42%[8]		.78%[8]
8/31/2022	14.12	.17		(1.39)	(1.22)	(.22)	—	(.22)	12.68	(8.70)	10		1.40		1.40		1.22
8/31/2021	14.89	(.02)		(.14)	(.16)	(.05)	(.56)	(.61)	14.12	(1.10)	14		1.34		1.34		(.14)
8/31/2020	14.05	.03		1.06	1.09	(.10)	(.15)	(.25)	14.89	7.87	18		1.37		1.37		.23
8/31/2019	13.33	.13		.74	.87	(.15)	—	(.15)	14.05	6.59	29		1.42		1.42		1.00
8/31/2018	13.84	.10		(.51)	(.41)	(.10)	—	(.10)	13.33	(2.94)	32		1.45		1.45		.76
Class 529-E:
2/28/2023[5,6]	12.78	.08		(.57)	(.49)	(.08)	—	(.08)	12.21	(3.80)[7]	9		.86	[8]	.86	[8]	1.34	[8]
8/31/2022	14.21	.25		(1.40)	(1.15)	(.28)	—	(.28)	12.78	(8.18)	9		.85		.85		1.81
8/31/2021	14.95	.06		(.15)	(.09)	(.09)	(.56)	(.65)	14.21	(.58)	12		.82		.82		.39
8/31/2020	14.10	.10		1.06	1.16	(.16)	(.15)	(.31)	14.95	8.40	14		.85		.85		.68
8/31/2019	13.37	.21		.74	.95	(.22)	—	(.22)	14.10	7.11	10		.91		.91		1.52
8/31/2018	13.89	.18		(.53)	(.35)	(.17)	—	(.17)	13.37	(2.42)	8		.92		.92		1.30
Class 529-T:
2/28/2023[5,6]	12.78	.11		(.57)	(.46)	(.11)	—	(.11)	12.21	(3.58)[7,9]	—	[10]	.39	[8,9]	.39	[8,9]	1.81	[8,9]
8/31/2022	14.21	.32		(1.42)	(1.10)	(.33)	—	(.33)	12.78	(7.79)[9]	—	[10]	.40	[9]	.40	[9]	2.33	[9]
8/31/2021	14.95	.12		(.15)	(.03)	(.15)	(.56)	(.71)	14.21	(.16)[9]	—	[10]	.40	[9]	.40	[9]	.84	[9]
8/31/2020	14.09	.17		1.06	1.23	(.22)	(.15)	(.37)	14.95	8.93 [9]	—	[10]	.43	[9]	.43	[9]	1.15	[9]
8/31/2019	13.37	.26		.74	1.00	(.28)	—	(.28)	14.09	7.57 [9]	—	[10]	.48	[9]	.48	[9]	1.95	[9]
8/31/2018	13.89	.23		(.52)	(.29)	(.23)	—	(.23)	13.37	(2.06)[9]	—	[10]	.49	[9]	.49	[9]	1.74	[9]
Class 529-F-1:
2/28/2023[5,6]	12.78	.11		(.57)	(.46)	(.11)	—	(.11)	12.21	(3.61)[7,9]	—	[10]	.45	[8,9]	.45	[8,9]	1.75	[8,9]
8/31/2022	14.21	.31		(1.41)	(1.10)	(.33)	—	(.33)	12.78	(7.83)[9]	—	[10]	.46	[9]	.46	[9]	2.28	[9]
8/31/2021	14.95	.08		(.11)	(.03)	(.15)	(.56)	(.71)	14.21	(.17)[9]	—	[10]	.35	[9]	.35	[9]	.52	[9]
8/31/2020	14.10	.16		1.07	1.23	(.23)	(.15)	(.38)	14.95	8.87	28		.40		.40		1.14
8/31/2019	13.37	.27		.74	1.01	(.28)	—	(.28)	14.10	7.58	21		.46		.46		1.97
8/31/2018	13.89	.24		(.53)	(.29)	(.23)	—	(.23)	13.37	(1.98)	15		.47		.47		1.77
Class 529-F-2:
2/28/2023[5,6]	12.79	.11		(.56)	(.45)	(.12)	—	(.12)	12.22	(3.55)[7]	23		.34	[8]	.34	[8]	1.86	[8]
8/31/2022	14.22	.32		(1.41)	(1.09)	(.34)	—	(.34)	12.79	(7.74)	24		.36		.36		2.38
8/31/2021[5,11]	14.89	.11		(.09)	.02	(.13)	(.56)	(.69)	14.22	.18 [7]	27		.38	[8]	.38	[8]	.94	[8]
Class 529-F-3:
2/28/2023[5,6]	12.79	.12		(.57)	(.45)	(.12)	—	(.12)	12.22	(3.53)[7]	—	[10]	.29	[8]	.29	[8]	1.91	[8]
8/31/2022	14.22	.33		(1.41)	(1.08)	(.35)	—	(.35)	12.79	(7.68)	—	[10]	.30		.30		2.44
8/31/2021[5,11]	14.89	.12		(.08)	.04	(.15)	(.56)	(.71)	14.22	.25 [7]	—	[10]	.36	[8]	.29	[8]	1.04	[8]
Class R-1:
2/28/2023[5,6]	12.71	.05		(.56)	(.51)	(.06)	—	(.06)	12.14	(4.00)[7]	7		1.30	[8]	1.30	[8]	.90	[8]
8/31/2022	14.15	.19		(1.40)	(1.21)	(.23)	—	(.23)	12.71	(8.62)	7		1.31		1.31		1.37
8/31/2021	14.91	—	[12]	(.15)	(.15)	(.05)	(.56)	(.61)	14.15	(1.02)	10		1.28		1.28		(.01)
8/31/2020	14.07	.04		1.05	1.09	(.10)	(.15)	(.25)	14.91	7.87	9		1.34		1.34		.26
8/31/2019	13.35	.14		.74	.88	(.16)	—	(.16)	14.07	6.63	10		1.38		1.38		1.05
8/31/2018	13.86	.11		(.51)	(.40)	(.11)	—	(.11)	13.35	(2.89)	8		1.40		1.40		.82

Refer to the end of the table for footnotes.

U.S. Government Securities Fund	33

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income (loss) to average net assets[3]
Class R-2:
2/28/2023[5,6]	$12.71	$.05	$(.56)	$(.51)	$(.06)	$—	$(.06)	$12.14	(4.01)%[7]	$82	1.32%[8]		1.32%[8]		.87%[8]
8/31/2022	14.15	.19	(1.40)	(1.21)	(.23)	—	(.23)	12.71	(8.62)	89	1.32		1.32		1.37
8/31/2021	14.91	(.01)	(.14)	(.15)	(.05)	(.56)	(.61)	14.15	(1.04)	107	1.30		1.30		(.09)
8/31/2020	14.06	.03	1.07	1.10	(.10)	(.15)	(.25)	14.91	7.97	128	1.32		1.32		.23
8/31/2019	13.34	.14	.74	.88	(.16)	—	(.16)	14.06	6.57	102	1.36		1.36		1.06
8/31/2018	13.86	.11	(.52)	(.41)	(.11)	—	(.11)	13.34	(2.87)	99	1.37		1.37		.85
Class R-2E:
2/28/2023[5,6]	12.77	.07	(.57)	(.50)	(.07)	—	(.07)	12.20	(3.88)[7]	8	1.05	[8]	1.05	[8]	1.15	[8]
8/31/2022	14.21	.22	(1.41)	(1.19)	(.25)	—	(.25)	12.77	(8.40)	9	1.05		1.05		1.60
8/31/2021	14.95	.03	(.14)	(.11)	(.07)	(.56)	(.63)	14.21	(.75)	12	1.02		1.02		.19
8/31/2020	14.10	.05	1.09	1.14	(.14)	(.15)	(.29)	14.95	8.19	12	1.04		1.04		.45
8/31/2019	13.37	.18	.75	.93	(.20)	—	(.20)	14.10	6.92	6	1.09		1.09		1.36
8/31/2018	13.89	.15	(.52)	(.37)	(.15)	—	(.15)	13.37	(2.61)	3	1.12		1.12		1.11
Class R-3:
2/28/2023[5,6]	12.78	.08	(.57)	(.49)	(.08)	—	(.08)	12.21	(3.82)[7]	105	.89	[8]	.89	[8]	1.30	[8]
8/31/2022	14.21	.25	(1.41)	(1.16)	(.27)	—	(.27)	12.78	(8.21)	114	.89		.89		1.80
8/31/2021	14.95	.05	(.14)	(.09)	(.09)	(.56)	(.65)	14.21	(.62)	137	.87		.87		.34
8/31/2020	14.09	.09	1.08	1.17	(.16)	(.15)	(.31)	14.95	8.41	159	.91		.91		.63
8/31/2019	13.37	.20	.74	.94	(.22)	—	(.22)	14.09	7.00	116	.95		.95		1.47
8/31/2018	13.89	.17	(.52)	(.35)	(.17)	—	(.17)	13.37	(2.46)	119	.96		.96		1.26
Class R-4:
2/28/2023[5,6]	12.79	.10	(.57)	(.47)	(.10)	—	(.10)	12.22	(3.67)[7]	102	.59	[8]	.59	[8]	1.62	[8]
8/31/2022	14.22	.29	(1.41)	(1.12)	(.31)	—	(.31)	12.79	(7.95)	105	.59		.59		2.11
8/31/2021	14.95	.09	(.13)	(.04)	(.13)	(.56)	(.69)	14.22	(.25)	129	.56		.56		.62
8/31/2020	14.10	.14	1.06	1.20	(.20)	(.15)	(.35)	14.95	8.69	179	.58		.58		.98
8/31/2019	13.38	.24	.74	.98	(.26)	—	(.26)	14.10	7.41	146	.62		.62		1.80
8/31/2018	13.89	.21	(.51)	(.30)	(.21)	—	(.21)	13.38	(2.13)	154	.63		.63		1.58
Class R-5E:
2/28/2023[5,6]	12.78	.11	(.57)	(.46)	(.11)	—	(.11)	12.21	(3.58)[7]	42	.39	[8]	.39	[8]	1.81	[8]
8/31/2022	14.21	.32	(1.41)	(1.09)	(.34)	—	(.34)	12.78	(7.77)	39	.39		.39		2.35
8/31/2021	14.95	.15	(.17)	(.02)	(.16)	(.56)	(.72)	14.21	(.12)	40	.36		.36		1.08
8/31/2020	14.09	.15	1.09	1.24	(.23)	(.15)	(.38)	14.95	8.98	16	.37		.37		1.00
8/31/2019	13.37	.28	.73	1.01	(.29)	—	(.29)	14.09	7.56	4	.42		.42		2.02
8/31/2018	13.89	.26	(.54)	(.28)	(.24)	—	(.24)	13.37	(1.91)	2	.41		.41		1.98
Class R-5:
2/28/2023[5,6]	12.79	.12	(.57)	(.45)	(.12)	—	(.12)	12.22	(3.53)[7]	48	.29	[8]	.29	[8]	1.91	[8]
8/31/2022	14.22	.32	(1.40)	(1.08)	(.35)	—	(.35)	12.79	(7.68)	46	.29		.29		2.32
8/31/2021	14.95	.14	(.14)	— [12]	(.17)	(.56)	(.73)	14.22	(.03)	64	.27		.27		.96
8/31/2020	14.10	.19	1.05	1.24	(.24)	(.15)	(.39)	14.95	9.08	68	.28		.28		1.31
8/31/2019	13.38	.29	.73	1.02	(.30)	—	(.30)	14.10	7.74	63	.32		.32		2.11
8/31/2018	13.89	.26	(.52)	(.26)	(.25)	—	(.25)	13.38	(1.84)	63	.33		.33		1.90
Class R-6:
2/28/2023[5,6]	12.78	.12	(.57)	(.45)	(.12)	—	(.12)	12.21	(3.51)[7]	13,663	.23	[8]	.23	[8]	1.97	[8]
8/31/2022	14.21	.33	(1.40)	(1.07)	(.36)	—	(.36)	12.78	(7.64)	13,117	.24		.24		2.46
8/31/2021	14.95	.15	(.15)	— [12]	(.18)	(.56)	(.74)	14.21	.03	16,161	.21		.21		1.07
8/31/2020	14.10	.20	1.05	1.25	(.25)	(.15)	(.40)	14.95	9.07	12,011	.23		.23		1.36
8/31/2019	13.37	.29	.75	1.04	(.31)	—	(.31)	14.10	7.80	9,928	.27		.27		2.17
8/31/2018	13.89	.27	(.53)	(.26)	(.26)	—	(.26)	13.37	(1.78)	7,867	.27		.27		1.98

Refer to the end of the table for footnotes.

34	U.S. Government Securities Fund

Financial highlights (continued)

	Six months ended February 28, 2023[4,5,6]	Year ended August 31,
Portfolio turnover rate for all share classes[13,14]		2022	2021	2020	2019	2018
Excluding mortgage dollar roll transactions	32%	73%	96%	133%	113%	95%
Including mortgage dollar roll transactions	411%	488%	631%	720%	350%	383%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Amount less than $.01.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
[14]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

U.S. Government Securities Fund	35

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2022, through February 28, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

36	U.S. Government Securities Fund

Expense example (continued)

	Beginning account value 9/1/2022	Ending account value 2/28/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$963.05	$3.07	.63%
Class A – assumed 5% return	1,000.00	1,021.67	3.16	.63
Class C – actual return	1,000.00	959.75	6.61	1.36
Class C – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class T – actual return	1,000.00	964.43	1.66	.34
Class T – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class F-1 – actual return	1,000.00	962.99	3.11	.64
Class F-1 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 – actual return	1,000.00	965.21	1.66	.34
Class F-2 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class F-3 – actual return	1,000.00	964.94	1.12	.23
Class F-3 – assumed 5% return	1,000.00	1,023.65	1.15	.23
Class 529-A – actual return	1,000.00	962.95	3.16	.65
Class 529-A – assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 529-C – actual return	1,000.00	959.46	6.90	1.42
Class 529-C – assumed 5% return	1,000.00	1,017.75	7.10	1.42
Class 529-E – actual return	1,000.00	961.98	4.18	.86
Class 529-E – assumed 5% return	1,000.00	1,020.53	4.31	.86
Class 529-T – actual return	1,000.00	964.16	1.90	.39
Class 529-T – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class 529-F-1 – actual return	1,000.00	963.89	2.19	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-F-2 – actual return	1,000.00	964.45	1.66	.34
Class 529-F-2 – assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 529-F-3 – actual return	1,000.00	964.71	1.41	.29
Class 529-F-3 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class R-1 – actual return	1,000.00	960.01	6.32	1.30
Class R-1 – assumed 5% return	1,000.00	1,018.35	6.51	1.30
Class R-2 – actual return	1,000.00	959.90	6.41	1.32
Class R-2 – assumed 5% return	1,000.00	1,018.25	6.61	1.32
Class R-2E – actual return	1,000.00	961.19	5.11	1.05
Class R-2E – assumed 5% return	1,000.00	1,019.59	5.26	1.05
Class R-3 – actual return	1,000.00	961.84	4.33	.89
Class R-3 – assumed 5% return	1,000.00	1,020.38	4.46	.89
Class R-4 – actual return	1,000.00	963.30	2.87	.59
Class R-4 – assumed 5% return	1,000.00	1,021.87	2.96	.59
Class R-5E – actual return	1,000.00	964.17	1.90	.39
Class R-5E – assumed 5% return	1,000.00	1,022.86	1.96	.39
Class R-5 – actual return	1,000.00	964.68	1.41	.29
Class R-5 – assumed 5% return	1,000.00	1,023.36	1.45	.29
Class R-6 – actual return	1,000.00	964.91	1.12	.23
Class R-6 – assumed 5% return	1,000.00	1,023.65	1.15	.23

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

U.S. Government Securities Fund	37

Liquidity Risk Management Program	unaudited

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2021, through September 30, 2022. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

38	U.S. Government Securities Fund

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U.S. Government Securities Fund	39

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40	U.S. Government Securities Fund

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U.S. Government Securities Fund	41

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42	U.S. Government Securities Fund

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U.S. Government Securities Fund	43

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	U.S. Government Securities Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

U.S. Government Securities Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of U.S. Government Securities Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]

Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1.

A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: April 28, 2023

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: April 28, 2023